UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2010

Date of reporting period: January 31, 2010

Item 1.	Reports to Stockholders.

SEI Daily Income Trust

Annual Report as of January 31, 2010

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Bond Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2010

Short-Duration Government Fund

I. Objective

The Short-Duration Government Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation. Currently, the sub-adviser is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2010, the U.S. fixed-income market continued to experience high volatility. The flight to quality that began in the second half of 2007 intensified in the fourth quarter of 2008 following the bankruptcy of Lehman Brothers. In early 2009, the market began to show signs of stability as a series of government programs were implemented to restore market liquidity and inspire investor confidence. Specifically, the Federal Reserve’s acquisition of agency mortgage-backed securities (a $1.25 trillion program) and Treasury securities (a $300 billion program), the Term Asset-Backed Securities Loan Facility and the Public-Private Investment Program all served to provide liquidity to the financial system and capital to the most stressed sectors of the market. In 2009, because of the government’s accommodative policies, the pace of economic contraction slowed and credit markets started to recover. Liquidity conditions and investor sentiment dramatically improved, which was evidenced by strong corporate bond issuance, a retreat of inter-bank lending rates, a rising equity market and a significant tightening of yield spreads in residential mortgages, consumer asset-backed securities and commercial mortgage-backed securities. Encouraged by these events, investors increased their risk appetites and moved away from Treasury securities, driving a sharp credit rally across all fixed-income spread sectors. Improved sentiment in the capital markets was accompanied by a notable increase in longer-term Treasury yields during the fiscal year. Ten-year Treasury yields increased 74 basis points to 3.6%, and thirty-year yields increased 88 basis points to 4.5%. The rise in yields was also driven by unprecedented increases in Treasury issuance.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2010, the Short-Duration Government Fund, Class A, outperformed the Merrill Lynch 1-3 Year U.S. Treasury Bond Index (the “Index”), returning 4.94% versus the Index return of 1.90%.

V. Fund Attribution

The primary drivers of the Fund’s outperformance during the fiscal year were its allocations to agency pass-through securities, which are pools of residential mortgages where the originating banks, mortgage bankers and savings institutions pass all principal and interest payments directly to the investor, and agency debt, bonds issued by U.S. government-sponsored agencies. In particular, agency pass-through mortgages benefited from the Federal Reserve’s purchase program and outperformed duration-equivalent Treasuries.

At the end of the fiscal year, the Fund maintained reduced exposure to mortgage pass-through securities, as government support of the sector should gradually decrease over the coming months. The Fund continues to hold agency debentures, which are loans that are not secured by collateral, as valuations are compelling versus both Treasuries and agency mortgages.

Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Short-Duration Government Fund, Class A	4.94%	5.54%	4.47%	4.53%	5.56%

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Bond Index

[1]

For the period ended January 31, 2010. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Daily Income Trust / Annual Report / January 31, 2010	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2010

Intermediate-Duration Government Fund

I. Objective

The Intermediate-Duration Government Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation. Currently, the sub-adviser is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2010, the U.S. fixed-income market continued to experience high volatility. The flight to quality that began in the second half of 2007 intensified in the fourth quarter of 2008 following the bankruptcy of Lehman Brothers. In early 2009, the market began to show signs of stability as a series of government programs were implemented to restore market liquidity and inspire investor confidence. Specifically, the Federal Reserve’s acquisition of agency mortgage-backed securities (a $1.25 trillion program) and Treasury securities (a $300 billion program), the Term Asset-Backed Securities Loan Facility and the Public-Private Investment Program all served to provide liquidity to the financial system and capital to the most stressed sectors of the market. In 2009, because of the government’s accommodative policies, the pace of economic contraction slowed and credit markets started to recover. Liquidity conditions and investor sentiment dramatically improved, which was evidenced by strong corporate bond issuance, a retreat of inter-bank lending rates, a rising equity market and a significant tightening of yield spreads in residential mortgages, consumer asset-backed securities and commercial mortgage-backed securities. Encouraged by these events, investors increased their risk appetites and moved away from Treasury securities, driving a sharp credit rally across all fixed-income spread sectors. Improved sentiment in the capital markets was accompanied by a notable increase in longer-term Treasury yields during the fiscal year. Ten-year Treasury yields increased 74 basis points to 3.6%, and thirty-year yields increased 88 basis points to 4.5%. The rise in yields was also driven by unprecedented increases in Treasury issuance.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2010, the Intermediate-Duration Government Fund, Class A, outperformed the Merrill Lynch 3-5 Year U.S. Treasury Bond Index (the “Index”), returning 6.61% versus the Index return of 2.09%.

V. Fund Attribution

The primary drivers of the Fund’s outperformance were its allocations to agency pass-through mortgages, which are pools of residential mortgages where the originating banks, mortgage bankers and savings institutions pass all principal and interest payments directly to the investor, and agency debt, bonds issued by U.S. government-sponsored agencies. In particular, agency mortgage-backed pass-through securities continued to outperform Treasuries, with Federal Reserve purchases outpacing origination.

At the end of the fiscal year, the Fund maintained reduced exposure to mortgage pass-through securities as government support of the sector will gradually decrease over the coming months. The Fund continues to hold intermediate agency debentures, which are loans that are not secured by collateral, as valuations are compelling versus both Treasuries and agency mortgages.

Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Intermediate-Duration Government Fund, Class A	6.61%	8.46%	5.94%	6.29%	6.55%

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Bond Index

[1]

For the period ended January 31, 2010. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2	SEI Daily Income Trust / Annual Report / January 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2010

GNMA Fund

I. Objective

The GNMA Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”) and backed by the full faith and credit of the U.S. Government.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation. Currently, the sub-adviser is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2010, the U.S. fixed-income market continued to experience high volatility. The flight to quality that began in the second half of 2007 intensified in the fourth quarter of 2008 following the bankruptcy of Lehman Brothers. In early 2009, the market began to show signs of stability as a series of government programs were implemented to restore market liquidity and inspire investor confidence. Specifically, the Federal Reserve’s acquisition of agency mortgage-backed securities (a $1.25 trillion program) and Treasury securities (a $300 billion program), the Term Asset-Backed Securities Loan Facility and the Public-Private Investment Program all served to provide liquidity to the financial system and capital to the most stressed sectors of the market. In 2009, because of the government’s accommodative policies, the pace of economic contraction slowed and credit markets started to recover. Liquidity conditions and investor sentiment dramatically improved, which was evidenced by strong corporate bond issuance, a retreat of inter-bank lending rates, a rising equity market and a significant tightening of yield spreads in residential mortgages, consumer asset-backed securities and commercial mortgage-backed securities,. Encouraged by these events, investors increased their risk appetites and moved away from Treasury securities, driving a sharp credit rally across all fixed-income spread sectors. Improved sentiment in the capital markets was accompanied by a notable increase in longer-term Treasury yields during the fiscal year. Ten-year Treasury yields increased 74 basis points to 3.6%, and thirty-year yields increased 88 basis points to 4.5%. The rise in yields was also driven by unprecedented increases in Treasury issuance.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2010, the GNMA Fund, Class A, outperformed the Citigroup 30-Year GNMA Index (the “Index”), returning 8.18% versus the Index return of 6.72%.

V. Fund Attribution

Throughout the period, the Fund maintained its large allocation to GNMA pass-through securities, which are pools of residential mortgages where the originating banks, mortgage bankers and savings institutions pass all principal and interest payments directly to the investor. The Fund added value by investing in conventional Fannie Mae and Freddie Mac mortgage-backed securities. The Fund’s coupon and security selection was also beneficial to performance, as taking advantage of changing prepayment expectations and optimizing the convexity characteristics of the Fund.

GNMA Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
GNMA Fund, Class A	8.18%	7.66%	5.82%	6.29%	6.84%

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Citigroup 30-Year GNMA Index

[1]

For the period ended January 31, 2010. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Daily Income Trust / Annual Report / January 31, 2010	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2010

Ultra Short Bond Fund

I. Objective

The Ultra Short Bond Fund (the “Fund”) seeks to provide higher current income than what is typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and U.S. Agency securities, short average life mortgage-backed securities, and short-term investment-grade securities of U.S. issuers. The Fund’s duration will range between six and eighteen months.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation. Currently, the sub-adviser is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2010, the U.S. fixed-income market continued to experience high volatility. The flight to quality that began in the second half of 2007 intensified in the fourth quarter of 2008 following the bankruptcy of Lehman Brothers. In early 2009, the market began to show signs of stability as a series of government programs were implemented to restore market liquidity and inspire investor confidence. Specifically, the Federal Reserve’s acquisition of agency mortgage-backed securities (a $1.25 trillion program) and Treasury securities (a $300 billion program), the Term Asset-Backed Securities Loan Facility (“TALF”) and the Public-Private Investment Program (“PPIP”) all served to provide liquidity to the financial system and capital to the most stressed sectors of the market. In 2009, because of the government’s accommodative policies, the pace of economic contraction slowed and credit markets started to recover. Liquidity conditions and investor sentiment dramatically improved, which was evidenced by strong corporate bond issuance, a retreat of inter-bank lending rates, a rising equity market and a significant tightening of yield spreads in residential mortgages, consumer asset-backed securities and commercial mortgage-backed securities. Encouraged by these events, investors increased their risk appetites and moved away from Treasury securities, driving a sharp credit rally across all fixed-income spread sectors. Improved sentiment in the capital markets was accompanied by a notable increase in longer-term Treasury yields during the fiscal year. Ten-year Treasury yields increased 74 basis points to 3.6%, and thirty-year yields increased 88 basis points to 4.5%. The rise in yields was also driven by unprecedented increases in Treasury issuance.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2010, the Ultra Short Bond Fund, Class A, outperformed the Barclays Capital Short U.S. Treasury 9-12 Month Index (the “Index”), returning 11.58% versus the Index return of 0.98%.

V. Fund Attribution

The primary driver of the Fund’s outperformance was an overweight in non-Treasury sectors, including non-agency mortgage-backed securities (“MBS”), asset-backed securities (“ABS”) and corporate bonds, especially bonds issued by financial companies. Non-agency MBS was the main contributor for the period thanks to strong demand from the PPIP and the relatively attractive loss-adjusted yield. Corporate bond spreads narrowed, driven by continued strong demand and improved earnings. ABS benefited from the success of the TALF program and steady demand across the buyer universe, resulting in tighter spreads for credit card and auto ABS.

Ultra Short Bond Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Ultra Short Bond Fund, Class A	11.58%	1.20%	2.26%	3.17%	3.97%

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Bond Fund, Class A, versus the Barclays Capital Short U.S. Treasury 9-12 Month Index

[1]

For the period ended January 31, 2010. Past performance is no indication of future performance. Class A shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4	SEI Daily Income Trust / Annual Report / January 31, 2010

Definition of the Comparative Indices*

Citigroup 30-year GNMA Index is a widely-recognized, market weighted index of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

Barclays Capital Short U.S. Treasury 9-12 Month Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, market weighted index of the U.S. Treasury Bonds with maturities between one and three years.

Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, market weighted index of the U.S. Treasury Bonds with maturities between three and five years.

*	An Index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

SEI Daily Income Trust / Annual Report / January 31, 2010	5

SCHEDULE OF INVESTMENTS

Money Market Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 41.5%
Allied Irish Banks PLC
0.400%, 02/16/10	$2,000	$2,000
0.500%, 03/16/10	2,000	2,000
0.500%, 03/16/10	500	500
0.500%, 03/19/10	2,000	2,000
0.600%, 04/15/10	2,000	2,000
0.600%, 04/15/10	500	500
0.600%, 04/20/10	2,000	2,000
Banco Bilbao Vizcaya Argentaria
0.290%, 02/26/10	2,000	2,000
0.275%, 02/26/10	2,000	2,000
0.275%, 03/02/10	1,000	1,000
0.290%, 03/03/10	2,000	2,000
0.280%, 03/10/10	1,000	1,000
Bank of Ireland
0.500%, 03/23/10	4,500	4,500
0.600%, 04/21/10	2,250	2,250
Bank of Montreal
0.200%, 02/23/10	6,000	6,000
Bank of Tokyo-Mitsubishi
0.240%, 02/09/10	7,000	7,000
0.205%, 03/05/10	1,000	1,000
Barclays Bank PLC
0.590%, 03/05/10	4,000	4,000
0.575%, 03/15/10	1,000	1,000
0.450%, 04/27/10	3,500	3,500
0.440%, 05/07/10	9,000	9,000
BNP Paribas
0.230%, 02/16/10	4,000	4,000
0.230%, 02/18/10	7,000	7,000
0.230%, 03/10/10	1,000	1,000
0.320%, 04/19/10	3,000	3,000
Calyon New York
0.220%, 04/23/10	2,000	2,000
0.230%, 05/04/10	3,700	3,700
Credit Agricole
0.210%, 02/18/10	5,000	5,000
0.300%, 07/26/10	4,000	4,000
0.300%, 07/29/10	4,000	4,000
Credit Industriel & Commercial
0.395%, 03/18/10	6,000	6,000
HSBC
0.325%, 03/29/10	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

National Australia Bank
0.400%, 02/05/10	$2,000	$2,000
Natixis
0.220%, 02/11/10	5,000	5,000
0.210%, 02/24/10	3,600	3,600
0.220%, 03/01/10	3,000	3,000
Rabobank Nederland
0.350%, 03/24/10	1,000	1,000
Societe Generale
0.250%, 03/01/10	13,000	13,000
Sumitomo Mitsui Banking
0.250%, 02/11/10	10,000	10,000
Svenska Handelsbanken
0.230%, 02/10/10	3,000	3,000
0.200%, 03/30/10	500	500
Toronto Dominion Bank
0.400%, 02/08/10	1,000	1,000
0.330%, 03/18/10	1,000	1,000
UBS
0.520%, 05/19/10	9,000	9,000
0.460%, 05/27/10	1,000	1,000
0.480%, 05/28/10	4,500	4,500
0.420%, 06/14/10	3,000	3,000

Total Certificates of Deposit (Cost $158,550) ($ Thousands)		158,550

COMMERCIAL PAPER (A) (B) — 31.7%
American Honda Finance
0.210%, 02/16/10	2,900	2,900
0.190%, 03/02/10	1,000	1,000
Atlantis One Funding
0.270%, 02/19/10	3,000	2,999
0.310%, 07/07/10 to 07/19/10	3,000	2,995
0.305%, 07/13/10	1,000	999
Australia & New Zealand Banking Group
0.401%, 02/08/10	1,000	1,000
Cancara Asset Securitisation LLC
0.230%, 04/08/10 to 04/12/10	6,000	5,997
Citibank Credit Card Issuance Trust
0.200%, 02/24/10	1,000	1,000
Citigroup Funding
0.180%, 02/19/10	2,000	2,000
Coca-Cola
0.180%, 03/17/10	3,000	2,999
0.200%, 04/13/10	1,000	1,000
Dexia Delaware LLC
0.280%, 02/23/10	7,250	7,249
0.285%, 03/03/10	2,400	2,399
E.ON
0.260%, 02/12/10	1,000	1,000
Edison Asset Securitization LLC
0.210%, 03/09/10 to 03/16/10	5,500	5,499
0.200%, 04/26/10	2,605	2,604

6	SEI Daily Income Trust / Annual Report / January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ENI Coordination Center
0.175%, 02/22/10	$6,000	$5,999
0.200%, 04/20/10	500	500
0.195%, 04/26/10	700	700
Fairway Finance LLC
0.220%, 02/08/10	1,000	1,000
FCAR Owner Trust
0.380%, 02/01/10	500	500
0.350%, 02/12/10	1,000	1,000
0.250%, 02/25/10 to 03/01/10	4,600	4,600
General Electric Capital
0.240%, 02/16/10 to 04/12/10	10,000	9,999
0.300%, 04/16/10	2,000	1,999
Governor & of the Bank of Ireland
0.601%, 04/21/10	2,250	2,247
Grampian Funding LLC
0.310%, 03/03/10	500	500
0.270%, 04/19/10	11,000	10,994
Johnson & Johnson
0.200%, 06/10/10	2,000	1,998
Liberty Street Funding LLC
0.220%, 02/22/10	1,000	1,000
Matchpoint Master Trust
0.316%, 05/10/10	5,000	4,996
MetLife Short Term Funding LLC
0.401%, 03/03/10	1,000	1,000
0.421%, 03/08/10	1,000	999
Old Line Funding LLC
0.260%, 02/11/10	1,000	1,000
0.200%, 03/02/10 to 03/08/10	1,500	1,500
Prudential PLC
0.200%, 04/15/10 to 04/20/10	3,000	2,998
Royal Park Investments Funding
0.230%, 03/23/10 to 03/24/10 (C)	3,000	2,999
Santander Central Hispano Finance
0.310%, 04/30/10	1,000	999
Santander Central Hispano Finance Delaware
0.280%, 07/21/10	3,500	3,495
Sheffield Receivables
0.200%, 02/12/10	3,000	3,000
Societe de Prise de Participation de l’Etat
0.150%, 02/25/10	500	500
0.200%, 02/26/10	1,000	1,000
0.250%, 05/27/10	1,000	999
Thunder Bay Funding LLC
0.200%, 03/09/10	1,000	1,000
Total Capital Canada
0.190%, 03/04/10	1,000	1,000
Toyota Credit Canada
0.240%, 04/07/10	1,000	999
Toyota Financial Services de Puerto Rico
0.240%, 04/05/10	1,000	999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Toyota Motor Credit
0.200%, 03/03/10 to 03/18/10	$5,000	$4,998

Total Commercial Paper (Cost $121,157) ($ Thousands)		121,157

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 8.9%
FFCB
0.159%, 04/20/10	2,000	2,000
FHLB
0.075%, 02/07/10	3,000	2,999
0.059%, 04/30/10	2,000	2,000
FHLMC
0.303%, 04/07/10	8,000	8,002
FHLMC MTN
0.327%, 03/09/10	13,000	13,032
0.299%, 04/30/10	1,000	1,002
FHLMC, Ser 1
0.141%, 02/01/10	5,000	5,001

Total U.S. Government Agency Obligations (Cost $34,036) ($ Thousands)		34,036

MUNICIPAL BONDS (D) — 1.3%

Connecticut — 0.1%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB 0.227%, 02/04/10	500	500

Iowa — 0.5%
Iowa Finance Authority, Ser C, RB 0.227%, 02/04/10	1,790	1,790
Iowa Finance Authority, Ser G, RB 0.230%, 02/04/10	100	100

		1,890

Kentucky — 0.6%
Kentucky Housing, Ser J, RB 0.450%, 02/04/10	2,000	2,000

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority, Ser D, RB 0.250%, 02/03/10	500	500

Total Municipal Bonds (Cost $4,890) ($ Thousands)		4,890

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill 0.200%, 07/01/10 (A)	1,500	1,499
U.S. Treasury Note 2.000%, 09/30/10	2,000	2,021

Total U.S. Treasury Obligations (Cost $3,520) ($ Thousands)		3,520

SEI Daily Income Trust / Annual Report / January 31, 2010	7

SCHEDULE OF INVESTMENTS

Money Market Fund (Concluded)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (E) — 15.7%
BNP Paribas 0.120%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $45,338,453 (collateralized by various FHLMC/FNMA obligations, ranging in par value $317,817-$42,120,230, 2.509%-7.186%, 12/01/10-12/01/44, with total market value $46,244,760)	$45,338	$45,338
BNP Paribas 0.260%, dated 01/22/10, to be repurchased on 04/22/10, repurchase price $450,293 (collateralized by various corporate obligations, ranging in par value $313-$438,931, 0.361%-7.875%, 04/14/10-09/22/14, with total market value $472,877) (F)	450	450
Citigroup 0.370%, dated 01/15/10, to be repurchased on 02/19/10, repurchase price $4,001,439 (collateralized by a corporate obligation, par value $4,405,000, 0.000%, 05/15/13, with total market value $4,080,717) (F)	4,000	4,000
Deutsche Bank 0.270%, dated 01/15/10, to be repurchased on 04/14/10, repurchase price $1,000,668 (collateralized by a corporate obligation, par value $1,035,176, 0.000%, 04/14/10, with total market value $1,034,396) (F)	1,000	1,000
Goldman Sachs 0.400%, dated 11/18/09, to be repurchased on 02/23/10, repurchase price $1,001,078 (collateralized by a corporate obligation, par value $967,233, 6.875%, 11/15/12, with total market value $1,050,001) (F)	1,000	1,000
Goldman Sachs 0.410%, dated 01/21/10, to be repurchased on 04/21/10, repurchase price $2,002,050 (collateralized by a corporate obligation, par value $1,986,002, 4.750%, 10/01/14, with total market value $2,100,000) (F)	2,000	2,000
Goldman Sachs 0.440%, dated 11/02/09, to be repurchased on 02/05/10, repurchase price $2,002,322 (collateralized by various corporate obligations, ranging in par value $887,802-$1,126,817, 5.600%- 6.875%, 11/15/12-12/01/17, with total market value $2,100,001)	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.440%, dated 10/28/09, to be repurchased on 02/02/10, repurchase price $2,002,371 (collateralized by a corporate obligation, par value $2,126,449, 5.600%, 12/01/17, with total market value $2,100,001)	$2,000	$2,000
JPMorgan Chase 0.310%, dated 01/25/10, to be repurchased on 04/05/10, repurchase price $1,000,603 (collateralized by a corporate obligation, par value $980,000, 7.05%, 06/01/11, with total market value $1,052,773) (F)	1,000	1,000
JPMorgan Chase 0.330%, dated 01/06/10, to be repurchased on 02/08/10, repurchase price $1,000,303 (collateralized by a corporate obligation, par value $980,000, 7.05%, 06/01/11, with total market value $1,052,773) (F)	1,000	1,000

Total Repurchase Agreements (Cost $59,788) ($ Thousands)		59,788

Total Investments — 100.0% (Cost $381,941) ($ Thousands)		$381,941

Percentages are based on Net Assets of $382,009 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

(F)	Security considered illiquid. The total market value of such securities as of January 31, 2010 was $10,450 ($ Thousands) and represented 2.74% of Net Assets.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of January 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820 (formerly FAS 157). For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Daily Income Trust / Annual Report / January 31, 2010

SCHEDULE OF INVESTMENTS

Government Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.2%
FHLB
0.075%, 02/07/10 (A)	$35,000	$34,992
0.500%, 02/08/10	3,000	3,000
4.375%, 03/17/10	3,000	3,015
2.375%, 04/30/10	24,260	24,387
4.875%, 05/14/10	25,000	25,336
FHLB DN (B)
0.060%, 02/19/10	4,980	4,980
FHLB, Ser 2
0.950%, 03/30/10	25,000	25,029
FNMA
3.875%, 02/15/10	5,105	5,112
4.750%, 03/12/10	30,000	30,148
FNMA DN (B)
0.180%, 05/24/10	20,000	19,989
5.688%, 07/07/10	25,000	24,981
FHLMC
3.125%, 02/04/10	4,500	4,501
4.875%, 02/09/10	24,445	24,470
0.303%, 04/07/10 (A)	63,000	63,018
2.875%, 04/30/10	25,000	25,162
FHLMC MTN
3.125%, 02/12/10	25,000	25,022
0.327%, 03/09/10 (A)	50,000	50,117
FHLMC DN, Ser RB (B)
0.220%, 02/16/10	15,000	14,999
0.190%, 06/01/10	16,571	16,561
4.500%, 08/17/10	25,000	24,973
FHLMC, Ser 1
0.141%, 02/01/10 (A)	35,000	35,000
FNMA
2.375%, 05/20/10	15,000	15,097

Total U.S. Government Agency Obligations (Cost $499,889) ($ Thousands)		499,889

U.S. TREASURY OBLIGATION — 2.6%
U.S. Treasury Note
2.000%, 09/30/10	35,000	35,370

Total U.S. Treasury Obligation (Cost $35,370) ($ Thousands)		35,370

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 63.7%
Barclays Bank 0.140%, dated 01/21/10, to be repurchased on 04/20/10, repurchase price $40,013,844 (collateralized by a U.S. Treasury obligation, par value $66,400,000, 0.000%, 10/15/20, with total market value $40,800,144) (D)	$40,000	$40,000
BNP Paribas 0.110%, dated 01/13/10, to be repurchased on 04/13/10, repurchase price $40,011,000 (collateralized by various U.S. Treasury obligations, ranging in par value $24,877,000-$91,786,000, 0.000%-0.000%, 01/15/30- 04/15/30, with total market value $40,800,081) (D)	40,000	40,000
BNP Paribas 0.110%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $200,001,833 (collateralized by various FHLB/FHLMC obligations, ranging in par value $2,662,000-$30,417,000, 0.700%-5.875%, 06/28/10-03/06/37, with total market value $204,000,519)	200,000	200,000
Citigroup 0.160%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $72,000,960 (collateralized by various corporate obligations, ranging in par value $17,614,201-$53,839,073, 2.300%-3.000%, 12/09/11-06/22/12, with total market value $74,160,000)	72,000	72,000
Deutsche Bank 0.110%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $96,543,885 (collateralized by various FHLB/FNMA obligations, ranging in par value $23,583,000-$25,000,000, 0.000%-4.930%, 07/01/10-01/21/25, with total market value $98,474,210)	96,543	96,543
Goldman Sachs 0.110%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $212,001,943 (collateralized by various FHLB/FNMA obligations, ranging in par value $23,683,000- $64,030,000, 0.440%-4.750%, 10/07/10-12/16/16, with total market value $216,240,692)	212,000	212,000

SEI Daily Income Trust / Annual Report / January 31, 2010	9

SCHEDULE OF INVESTMENTS

Government Fund (Concluded)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.130%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $72,000,780 (collateralized by various corporate obligations, ranging in par value $33,337,079-$38,873,064, 1.375%-3.150%, 05/05/11-12/09/11, with total market value $74,160,000)	$72,000	$72,000
Morgan Stanley 0.130%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $72,000,780 (collateralized by a corporate obligation, par value $73,102,932, 0.000%, 12/02/11, with total market value $74,160,000)	72,000	72,000
RBS 0.130%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $50,000,542 (collateralized by various GNMA obligations, ranging in par value $1,225,000-$10,232,182, 4.251%-5.950%, 01/15/45-12/15/49, with total market value $51,003,273)	50,000	50,000

Total Repurchase Agreements (Cost $854,543) ($ Thousands)		854,543

Total Investments — 103.5% (Cost $1,389,802) ($ Thousands)		$1,389,802

Percentages are based on Net Assets of $1,342,635 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Security considered illiquid. The total market value of such securities as of January 31, 2010 was $80,000 ($ Thousands) and represented 5.96% of Net Assets.

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of January 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820 (formerly FAS 157). For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Daily Income Trust / Annual Report / January 31, 2010

SCHEDULE OF INVESTMENTS

Government II Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 93.6%
FFCB (A) (B)
0.451%, 02/11/10	$500	$500
FHLB
0.075%, 02/07/10 (A)	45,000	44,990
1.020%, 02/12/10	5,000	5,001
5.015%, 02/16/10	20,000	20,039
1.050%, 02/17/10	10,000	10,004
4.375%, 03/17/10	4,140	4,162
0.875%, 03/30/10	15,000	15,015
3.350%, 04/15/10	15,000	15,099
4.875%, 05/14/10	35,000	35,471
3.000%, 06/11/10	13,510	13,648
3.500%, 07/16/10	10,000	10,150
FHLB DN
0.090%, 02/02/10 to 05/11/10 (B)	100,000	99,991
0.089%, 02/05/10 (B)	70,000	69,999
0.080%, 02/12/10 to 03/05/10 (B)	125,000	124,996
0.073%, 02/19/10 (B)	110,300	110,296
0.074%, 02/26/10 (B)	40,000	39,998
0.060%, 03/03/10 (B)	33,200	33,198
0.082%, 03/10/10 (B)	85,000	84,993
0.100%, 03/12/10 to 04/21/10 (B)	190,000	189,977
0.093%, 03/24/10 (B)	58,500	58,492
0.210%, 03/26/10 (B)	25,000	24,992
0.075%, 04/14/10 (B)	25,000	24,996
0.088%, 04/16/10 (B)	50,000	49,991
0.095%, 04/23/10 (B)	10,000	9,998
0.000%, 04/28/10	15,000	14,995
0.160%, 05/17/10 (B)	25,000	24,988
0.170%, 06/04/10 (B)	25,000	24,986
FHLB DN (B)
0.100%, 02/08/10	18,100	18,100
0.050%, 02/10/10	36,969	36,969
FHLB DN, Ser 2005 (B)
0.030%, 02/01/10	31,365	31,365
0.100%, 02/03/10	21,958	21,958
0.070%, 02/17/10	25,000	24,999
FHLB, Ser 1
1.030%, 02/18/10	7,115	7,118
1.050%, 02/23/10	29,820	29,836
5.000%, 03/12/10	5,925	5,955
FHLB
1.020%, 02/26/10	3,000	3,002

Total U.S. Government Agency Obligations (Cost $1,340,267) ($ Thousands)		1,340,267

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Cash Management Bill
0.085%, 04/01/10 (B)	$85,000	$84,988
U.S. Treasury Note
6.500%, 02/15/10	20,000	20,048

Total U.S. Treasury Obligations (Cost $105,036) ($ Thousands)		105,036

Total Investments — 100.9% (Cost $1,445,303) ($ Thousands)		$1,445,303

Percentages are based on Net Assets of $1,432,564 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of January 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820 (formerly FAS 157). For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2010	11

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 41.1%
Allied Irish Banks PLC
0.400%, 02/16/10	$14,300	$14,300
0.500%, 03/16/10	7,500	7,500
0.500%, 03/16/10	16,700	16,700
0.500%, 03/19/10	14,300	14,300
0.600%, 04/15/10	18,500	18,500
0.600%, 04/15/10	7,500	7,500
0.600%, 04/20/10	14,300	14,300
Banco Bilbao Vizcaya Argentaria
0.235%, 02/01/10	36,000	36,000
0.290%, 02/26/10	12,000	12,000
0.275%, 02/26/10	18,000	18,000
0.235%, 03/01/10	7,000	7,000
0.290%, 03/03/10	17,000	17,000
Bank of Ireland
0.500%, 03/23/10	39,500	39,500
0.600%, 04/21/10	19,750	19,750
Bank of Montreal
0.200%, 02/23/10	150,650	150,650
Bank of Tokyo-Mitsubishi
0.205%, 03/05/10	17,000	17,000
Barclays Bank PLC
0.590%, 03/05/10	30,000	30,000
0.575%, 03/15/10	23,175	23,175
0.450%, 04/27/10	29,000	29,000
0.440%, 05/07/10	51,500	51,500
BNP Paribas
0.230%, 02/16/10	35,000	35,000
0.230%, 02/18/10	86,000	86,000
0.230%, 03/09/10	5,000	5,000
0.230%, 03/10/10	22,000	22,000
0.230%, 05/26/10	4,000	4,000
Calyon New York
0.220%, 04/23/10	25,000	25,000
0.230%, 05/04/10	27,000	27,000
0.220%, 05/04/10	3,000	3,000
Credit Agricole
0.200%, 02/01/10	13,000	13,000
0.210%, 02/18/10	43,000	43,000
0.300%, 07/26/10	38,000	38,000
0.300%, 07/29/10	27,000	27,000
0.300%, 08/02/10	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Credit Industriel & Commercial
0.310%, 03/01/10	$50,000	$49,998
0.395%, 03/18/10	45,000	45,000
HSBC
0.325%, 03/29/10	11,000	11,000
National Australia Bank
0.285%, 02/01/10	42,000	42,000
0.400%, 02/05/10	15,000	15,000
Natixis
0.240%, 02/03/10	20,000	20,000
0.220%, 02/11/10	25,000	25,000
0.210%, 02/24/10	27,000	27,000
0.220%, 03/01/10	35,000	35,000
Rabobank Nederland
0.350%, 03/24/10	12,000	12,000
Societe Generale
0.250%, 03/01/10	70,000	70,000
Sumitomo Mitsui Banking
0.250%, 02/11/10	18,000	18,000
Svenska Handelsbanken
0.230%, 02/10/10	21,000	21,000
0.200%, 03/30/10	3,700	3,700
Toronto Dominion Bank
0.400%, 02/08/10	2,000	2,000
0.330%, 03/18/10	10,000	10,000
UBS
0.340%, 04/30/10	13,000	13,000
0.520%, 05/19/10	61,000	61,000
0.460%, 05/27/10	19,750	19,750
0.480%, 05/28/10	37,000	37,000
0.420%, 06/14/10	25,000	25,000

Total Certificates of Deposit (Cost $1,437,123) ($ Thousands)		1,437,123

COMMERCIAL PAPER (A) (B) — 33.2%
American Honda Finance
0.210%, 02/16/10	34,000	33,997
0.190%, 03/02/10	5,000	4,999
Atlantis One Funding
0.331%, 04/06/10	22,000	21,987
0.310%, 07/07/10 to 07/19/10	30,000	29,959
0.305%, 07/13/10	11,000	10,985
Australia & New Zealand Banking Group
0.401%, 02/08/10	4,000	4,000
Barton Capital
0.253%, 02/02/10	4,000	4,000
0.240%, 02/05/10	6,000	6,000
BNZ International Funding
0.270%, 02/02/10	7,000	7,000
Cancara Asset Securitisation LLC
0.230%, 04/08/10 to 04/12/10	45,000	44,980
Citibank Credit Card Issuance Trust
0.150%, 02/01/10	8,000	8,000
0.200%, 02/24/10	9,000	8,999

12	SEI Daily Income Trust / Annual Report / January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Coca-Cola
0.180%, 03/17/10	$20,000	$19,996
0.200%, 04/13/10	11,000	10,996
Dexia Delaware LLC
0.280%, 02/23/10	71,000	70,988
0.285%, 03/03/10	35,000	34,992
E.ON
0.260%, 02/12/10	4,000	4,000
Edison Asset Securitization LLC
0.230%, 02/05/10	7,000	7,000
0.210%, 03/09/10 to 03/16/10	45,000	44,989
0.200%, 04/26/10	24,000	23,989
ENI Coordination Center
0.175%, 02/22/10	51,000	50,995
0.200%, 04/20/10	4,000	3,998
0.195%, 04/26/10	5,000	4,998
Fairway Finance LLC
0.220%, 02/01/10 to 02/08/10	6,000	6,000
0.210%, 03/16/10	1,000	1,000
FCAR Owner Trust
0.380%, 02/01/10	2,500	2,500
0.350%, 02/12/10	9,000	8,999
0.250%, 02/25/10 to 03/01/10	57,500	57,489
Gemini Securitization LLC
0.200%, 03/04/10	13,000	12,998
General Electric Capital
0.240%, 02/16/10 to 04/12/10	95,000	94,979
0.300%, 04/16/10	12,000	11,993
Governor & of the Bank of Ireland
0.601%, 04/21/10	19,750	19,724
Grampian Funding LLC
0.310%, 03/03/10	30,000	29,992
0.270%, 04/19/10 to 04/22/10	79,000	78,954
ING US Funding LLC
0.300%, 02/05/10	11,000	11,000
Johnson & Johnson
0.200%, 06/10/10	13,000	12,991
Liberty Street Funding LLC
0.220%, 02/22/10	4,000	4,000
Matchpoint Master Trust
0.200%, 02/22/10	2,000	2,000
0.316%, 05/10/10	41,000	40,965
0.300%, 05/25/10	3,828	3,824
MetLife Short Term Funding LLC
0.390%, 02/16/10	2,000	2,000
0.431%, 02/19/10	3,000	2,999
0.401%, 03/03/10 to 03/09/10	7,000	6,997
0.421%, 03/08/10	7,000	6,997
0.391%, 03/23/10	2,000	1,999
Old Line Funding LLC
0.260%, 02/11/10	7,000	6,999
0.200%, 03/02/10	7,000	6,999
0.196%, 03/08/10	7,000	6,999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Prudential PLC
0.200%, 04/20/10	$15,000	$14,993
Royal Park Investments Funding
0.230%, 03/23/10 to 03/24/10 (C)	37,000	36,988
Santander Central Hispano Finance
0.310%, 04/30/10	10,000	9,992
Santander Central Hispano Finance Delaware
0.280%, 07/21/10	38,000	37,950
Sheffield Receivables
0.200%, 02/12/10 to 05/13/10	19,720	19,716
Societe de Prise de Participation de l’Etat
0.160%, 02/25/10	14,000	13,998
0.200%, 02/26/10	5,000	4,999
0.250%, 05/27/10	5,000	4,996
Starbird Funding
0.200%, 03/04/10	17,000	16,997
Straight-A Funding
0.180%, 02/02/10 (C)	6,000	6,000
Thunder Bay Funding LLC
0.200%, 03/09/10	7,000	6,999
Total Capital Canada
0.190%, 03/04/10	7,000	6,999
Toyota Credit Canada
0.240%, 02/03/10 to 04/07/10	10,000	9,999
0.230%, 04/05/10	4,000	3,998
Toyota Financial Services de Puerto Rico
0.240%, 04/05/10	3,000	2,999
Toyota Motor Credit
0.200%, 03/03/10 to 03/18/10	53,000	52,987
Victory Receivables
0.220%, 02/03/10	8,000	8,000

Total Commercial Paper (Cost $1,161,854) ($ Thousands)		1,161,854

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 6.4%
FFCB
0.159%, 04/20/10	12,000	12,000
FHLB
0.059%, 04/30/10	12,000	11,999
0.075%, 02/07/10	24,000	23,995
FHLMC
0.303%, 04/07/10	50,600	50,615
FHLMC MTN
0.299%, 04/30/10	2,000	2,004
0.327%, 03/09/10	90,000	90,219
FHLMC, Ser 1
0.141%, 02/01/10	35,000	35,004

Total U.S. Government Agency Obligations (Cost $225,836) ($ Thousands)		225,836

SEI Daily Income Trust / Annual Report / January 31, 2010	13

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill
0.200%, 07/01/10 (A)	$13,000	$12,989
U.S. Treasury Note
2.000%, 09/30/10	19,000	19,201

Total U.S. Treasury Obligations (Cost $32,190) ($ Thousands)		32,190

MUNICIPAL BONDS (D) — 0.8%

Colorado — 0.3%
Colorado Housing & Finance Authority, RB
0.230%, 02/03/10	1,860	1,860
0.230%, 02/03/10	1,000	1,000
0.200%, 02/03/10	4,000	4,000
0.210%, 02/03/10	2,000	2,000
0.320%, 02/03/10	890	890
0.230%, 02/03/10	700	700
0.210%, 02/03/10	1,000	1,000

		11,450

Connecticut — 0.0%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.227%, 02/04/10	1,335	1,335

Iowa — 0.4%
Iowa Finance Authority, Ser B, RB
0.220%, 02/04/10	1,000	1,000
Iowa Finance Authority, Ser C, RB
0.227%, 02/04/10	9,930	9,930
Iowa Finance Authority, Ser M, RB
0.230%, 02/04/10	950	950

		11,880

Texas — 0.1%
Texas State, GO
0.220%, 02/03/10	1,000	1,000
0.250%, 02/03/10	1,000	1,000

		2,000

Total Municipal Bonds (Cost $26,665) ($ Thousands)		26,665

REPURCHASE AGREEMENTS (E) — 18.1%
Barclays Capital 0.280%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $48,001,120 (collateralized by various corporate obligations, ranging in par value $2,880,889-$25,000,000, 7.200%-10.500%, 12/15/11-08/15/14, with total market value $50,400,000)	48,000	48,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BNP Paribas 0.260%, dated 01/22/10, to be repurchased on 04/22/10, repurchase price $8,005,200 (collateralized by various corporate obligations, ranging in par value $11,575-$7,803,211, 0.547%-6.750%, 04/15/11-09/22/14, with total market value $8,406,683) (F)	$8,000	$8,000
BNP Paribas 0.280%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $22,000,513 (collateralized by various corporate obligations, ranging in par value $157,358-$20,589,142, 7.375%-8.500%, 04/25/12-05/30/13, with total market value $23,100,001)	22,000	22,000
Citigroup 0.370%, dated 01/15/10, to be repurchased on 02/19/10, repurchase price $37,013,310 (collateralized by a FNMA obligation, par value $34,436,000, 4.375%, 03/15/13, with total market value $37,740,986) (F)	37,000	37,000
Deutsche Bank 0.190%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $18,500,293 (collateralized by various corporate obligations, ranging in par value $245,000-$6,425,000, 2.375%-7.750%, 06/15/13-01/15/25, with total market value $19,245,771)	18,500	18,500
Deutsche Bank 0.330%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $30,000,825 (collateralized by a corporate obligation, par value $30,454,960, 2.125%, 12/21/12, with total market value $30,900,000)	30,000	30,000
Deutsche Bank 0.270%, dated 01/15/10, to be repurchased on 04/14/10, repurchase price $8,505,674 (collateralized by a corporate obligation, par value $8,798,995, 0.000%, 04/14/10, with total market value $8,792,363) (F)	8,500	8,500

14	SEI Daily Income Trust / Annual Report / January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.400%, dated 11/18/09, to be repurchased on 02/23/10, repurchase price $7,007,544 (collateralized by various corporate obligations, ranging in par value $768,685-$3,268,997, 4.750%-8.450%, 10/01/14-06/15/18, with total market value $7,350,000) (F)	$7,000	$7,000
Goldman Sachs 0.440%, dated 11/02/09, to be repurchased on 02/05/10, repurchase price $16,018,578 (collateralized by a corporate obligation, par value $16,992,220, 8.450%, 06/15/18, with total market value $16,800,000)	16,000	16,000
Goldman Sachs 0.410%, dated 01/21/10, to be repurchased on 04/21/10, repurchase price $18,719,168 (collateralized by a corporate obligation, par value $19,859,657, 8.450%, 06/15/18, with total market value $19,635,000) (F)	18,700	18,700
Goldman Sachs 0.440%, dated 10/28/10, to be repurchased on 02/02/10, repurchase price $17,020,154 (collateralized by a corporate obligation, par value $18,054,234, 8.450%, 06/15/18, with total market value $17,850,000)	17,000	17,000
JPMorgan Chase 0.330%, dated 01/06/10, to be repurchased on 02/08/10, repurchase price $5,001,513 (collateralized by various corporate obligations, ranging in par value $860,000-$4,560,000, 6.294%-7.875%, 03/16/11-08/15/14, with total market value $5,251,360) (F)	5,000	5,000
JPMorgan Chase 0.230%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $14,000,268 (collateralized by a corporate obligation, par value $14,425,000, 0.040%, 02/23/10, with total market value $14,423,052)	14,000	14,000
JPMorgan Chase 0.280%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $19,000,443 (collateralized by various corporate obligations, ranging in par value $5,000-$18,311,000, 0.000%- 0.404%, 06/15/10-11/15/15, with total market value $19,952,184)	19,000	19,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.310%, dated 01/25/10, to be repurchased on 04/05/10, repurchase price $15,009,042 (collateralized by various corporate obligations, ranging in par value $370,000-$6,590,000, 0.000%-8.375%, 11/01/10-06/15/18, with total market value $15,751,949) (F)	$15,000	$15,000
Morgan Stanley 0.230%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $4,000,077 (collateralized by a corporate obligation, par value $4,126,000 0.000%, 05/20/10, with total market value $4,120,532)	4,000	4,000
RBS 0.280%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $24,000,560 (collateralized by various corporate obligations, ranging in par value $1,000,000-$23,725,000, 0.000%- 0.010%, 02/03/10-04/07/10, with total market value $24,724,023)	24,000	24,000
RBS 0.120%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $202,897,029 (collateralized by various GNMA obligations, ranging in par value $292,600-$9,116,900, 4.100%- 6.850%, 04/15/13-01/15/50, with total market value $206,953,816)	202,895	202,895
UBS 0.230%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $19,000,364 (collateralized by various corporate obligations, ranging in par value $69,000-$11,410,000, 0.000%- 7.900%, 06/15/10-10/15/19, with total market value $19,953,145)	19,000	19,000
UBS 0.120%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $100,001,004 (collateralized by various FNMA obligations, ranging in par value $31,740,000-$67,093,955, 5.000%-5.500%, 08/01/39-02/01/40, with total market value $102,390,773)	100,380	$100,380

Total Repurchase Agreements (Cost $633,975) ($ Thousands)		633,975

Total Investments — 100.5% (Cost $3,517,643)($ Thousands)		$3,517,643

SEI Daily Income Trust / Annual Report / January 31, 2010	15

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)

January 31, 2010

Percentages are based on Net Assets of $3,500,099 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

(F)	Security considered illiquid. The total market value of such securities as of January 31, 2010 was $99,200 ($ Thousands) and represented 2.83% of Net Assets.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of January 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820 (formerly FAS 157).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Capital Support Agreement	Corporate Bonds	Total
Beginning balance as of February 1, 2009	$150,858	$105,675	$256,533
Change in unrealized appreciation/(depreciation)	(150,858)	92,494	(58,364)
Accrued discounts/premiums	—	6,910	6,910
Amortization sold	—	(5,444)	(5,444)
Realized gain/(loss)	152,452	(95,553)	56,899
Net purchases/sales	(152,452)	(104,082)	(256,534)

Ending balance as of January 31, 2010	$—	$—	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Daily Income Trust / Annual Report / January 31, 2010

SCHEDULE OF INVESTMENTS

Treasury Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 36.7%
U.S. Cash Management Bill (A)
0.110%, 04/01/10	$40,000	$39,993
U.S. Treasury Bills (A)
0.260%, 02/25/10	10,000	9,998
0.200%, 07/01/10	50,000	49,958
U.S. Treasury Notes
6.500%, 02/15/10	10,000	10,024
3.500%, 02/15/10	30,000	30,036
4.750%, 02/15/10	25,000	25,042
2.000%, 02/28/10 to 09/30/10	41,000	41,256
2.750%, 07/31/10	30,000	30,364

Total U.S. Treasury Obligations (Cost $236,671) ($ Thousands)		236,671

REPURCHASE AGREEMENTS (B) — 63.0%
Barclays Bank 0.100%, dated 01/14/10, to be repurchased on 04/07/10, repurchase price $10,002,306 (collateralized by a U.S. Treasury obligation, par value $10,031,000, 2.375%, 08/31/14, with total market value $10,200,090) (C)	10,000	10,000
Barclays Bank 0.110%, dated 01/15/10, to be repurchased on 02/16/10, repurchase price $20,001,956 (collateralized by a U.S. Treasury obligation, par value $20,061,900, 2.375%, 08/31/14, with total market value $20,400,079) (C)	20,000	20,000
Barclays Bank 0.120%, dated 01/15/10, to be repurchased on 03/31/10, repurchase price $20,005,000 (collateralized by a U.S. Treasury obligation, par value $20,061,900, 2.375%, 08/31/14, with total market value $20,400,079) (C)	20,000	20,000
Deutsche Bank 0.100%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $19,984,167 (collateralized by various U.S. Treasury obligations, ranging in par value $13,712,112-$21,278,643, 0.000%-0.000%, 11/15/13- 05/15/31, with total market value $20,383,680)	19,984	19,984

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.100%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $168,001,400 (collateralized by a U.S. Treasury obligation, par value $167,255,000, 3.750%, 1/15/18, with total market value $171,364,334)	$168,000	$168,000
Morgan Stanley 0.100%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $168,001,400 (collateralized by various U.S. Treasury obligations, ranging in par value $16,856,000-$112,930,000, 1.000%-4.875%, 06/30/11- 07/31/11, with total market value $171,360,059)	168,000	168,000

Total Repurchase Agreements (Cost $405,984) ($ Thousands)		405,984

Total Investments — 99.7% (Cost $642,655) ($ Thousands)		$642,655

Percentages are based on Net Assets of $644,683 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.
(C)	Security considered illiquid. The total market value of such securities as of January 31, 2010 was $50,000 ($ Thousands) and represented 7.76% of Net Assets.

As of January 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820 (formerly FAS 157). For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2010	17

SCHEDULE OF INVESTMENTS

Treasury II Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Cash Management Bill (A)
0.110%, 04/01/10	$60,000	$59,989
U.S. Treasury Bills (A)
0.080%, 02/04/10	39,092	39,092
0.060%, 02/11/10	55,000	54,999
0.175%, 02/18/10	10,000	9,999
0.048%, 02/25/10	64,265	64,263
0.053%, 03/04/10 to 04/22/10	75,488	75,482
0.074%, 03/11/10	54,561	54,557
0.046%, 03/18/10	58,655	58,652
0.050%, 03/25/10 to 04/15/10	50,000	49,996
0.085%, 04/08/10 to 05/06/10	38,939	38,932
0.063%, 04/29/10	23,000	22,996
0.070%, 05/13/10	20,000	19,996
0.200%, 07/01/10	5,000	4,996
U.S. Treasury Notes
6.500%, 02/15/10	10,000	10,024
4.000%, 03/15/10 to 04/15/10	45,000	45,305

Total U.S. Treasury Obligations (Cost $609,278) ($ Thousands)		609,278

Total Investments — 99.9% (Cost $609,278) ($ Thousands)		$609,278

Percentages are based on Net Assets of $610,161 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

As of January 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820 (formerly FAS 157). For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	SEI Daily Income Trust / Annual Report / January 31, 2010

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 49.2%

Agency Mortgage-Backed Obligations — 49.2%
FHLMC
7.375%, 09/01/18 (A)	$7	$7
7.287%, 03/01/19 (A)	23	24
7.250%, 01/01/18 to 09/01/20 (A)	51	51
7.125%, 07/01/18 to 11/01/20 (A)	18	18
7.000%, 02/01/16 to 11/01/18 (A)	33	34
6.875%, 07/01/18 to 07/01/18 (A)	22	23
6.750%, 09/01/16 to 01/01/17 (A)	13	13
6.625%, 02/01/16 to 06/01/18 (A)	9	9
6.500%, 07/01/16 to 01/01/17 (A)	16	17
6.000%, 06/01/21	1,523	1,641
4.500%, 07/01/23 to 01/01/39	1,372	1,390
4.341%, 07/01/24 (A)	23	24
4.304%, 05/01/19 (A)	36	37
3.935%, 04/01/19 (A)	22	22
3.918%, 02/01/19 to 03/01/19 (A)	74	75
3.495%, 04/01/22 (A)	79	79
3.463%, 05/01/24 (A)	64	65
3.319%, 06/01/24 (A)	59	61
3.314%, 06/01/24 (A)	131	135
3.215%, 12/01/23 (A)	2,555	2,616
3.178%, 07/01/20 (A)	5	5
3.162%, 04/01/29 (A)	119	121
3.160%, 06/01/17 (A)	37	37
3.146%, 04/01/29 (A)	55	56
3.000%, 02/01/17 (A)	4	4
2.879%, 12/01/23 (A)	164	168
2.500%, 04/01/16 to 03/01/17 (A)	9	9
2.375%, 06/01/16 (A)	5	5
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	1,159	1,198
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	621	645
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	492	509
FHLMC REMIC, Ser 2805, Cl DG
4.500%, 04/15/17	545	564
FHLMC REMIC, Ser 2975, Cl VT
5.000%, 02/15/11	820	839
FHLMC REMIC, Ser 3022, Cl MB
5.000%, 12/15/28	1,500	1,578
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	4,000	4,214
FHLMC REMIC, Ser 3148, Cl CF
0.633%, 02/15/34 (A)	2,623	2,586

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 3153, Cl FX
0.583%, 05/15/36 (A)	$635	$626
FHLMC REMIC, Ser T-42, Cl A5
7.500%, 02/25/42	787	886
FNMA TBA
6.500%, 02/01/38	6,300	6,796
6.000%, 02/01/36	9,400	10,054
5.500%, 02/01/19 to 02/01/38	63,000	67,230
FNMA
7.000%, 06/01/37	182	201
6.500%, 05/01/26 to 12/01/38	6,637	7,182
6.442%, 04/01/14	3,969	4,351
6.000%, 02/01/23	9,846	10,618
5.942%, 11/01/11	341	361
5.140%, 11/01/15	3,323	3,596
5.090%, 11/01/15	4,237	4,574
5.016%, 02/01/13	75	79
4.974%, 12/01/13	1,450	1,561
4.830%, 02/01/13	2,249	2,398
4.771%, 09/01/15	7,342	7,819
4.621%, 04/01/13	110	116
4.527%, 12/01/29 (A)	172	174
4.100%, 07/01/13	982	1,030
3.851%, 09/01/24 (A)	962	982
3.200%, 08/01/27 (A)	560	567
3.122%, 09/01/25 (A)	160	163
3.097%, 08/01/29 (A)	686	704
3.037%, 05/01/28 (A)	995	1,002
2.631%, 02/01/27 (A)	159	160
FNMA REMIC, Ser 1992-61, Cl FA
0.900%, 10/25/22 (A)	172	172
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	74	80
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	34	38
FNMA REMIC, Ser 1994-77, Cl FB
1.750%, 04/25/24 (A)	16	16
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	216	233
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	1,198	1,280
FNMA REMIC, Ser 2002-53, Cl FK
0.631%, 04/25/32 (A)	317	316
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	1,052	1,073
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	4,000	4,159
FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	397	413
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	2,653	2,626
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	1,007	1,048

SEI Daily Income Trust / Annual Report / January 31, 2010	19

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund (Concluded)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2006-72, Cl FY
0.651%, 08/25/36 (A)	$2,883	$2,841
FNMA REMIC, Ser 2006-76, Cl QF
0.631%, 08/25/36 (A)	3,269	3,249
FNMA REMIC, Ser 2006-79, Cl DF
0.581%, 08/25/36 (A)	3,599	3,558
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	6,984	7,484
GNMA
7.500%, 01/15/11 to 02/15/11	7	7
6.500%, 04/15/17 to 02/20/39	3,947	4,240
6.000%, 06/15/16 to 09/15/19	631	681
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.017%, 09/16/35 (A)	228	33

Total Mortgage-Backed Securities (Cost $183,185) ($ Thousands)		185,656

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.0%
FHLB
2.250%, 04/13/12	7,995	8,179
3.250%, 09/12/14	13,400	13,730
FNMA
2.000%, 01/09/12	14,361	14,644
5.000%, 03/15/16	14,800	16,350
FHLMC
1.125%, 12/15/11	28,000	28,064
5.750%, 01/15/12	9,291	10,141
2.125%, 09/21/12	21,100	21,524
2.500%, 04/23/14	2,500	2,521
3.750%, 03/27/19	9,141	9,068

Total U.S. Government Agency Obligations (Cost $122,990) ($ Thousands)		124,221

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Inflation Protected Security
2.000%, 04/15/12	20,600	23,087
U.S. Treasury Note
0.875%, 04/30/11	15,750	15,840

Total U.S. Treasury Obligations (Cost $38,677) ($ Thousands)		38,927

REPURCHASE AGREEMENTS (B) — 25.1%
BNP Paribas 0.120%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $51,700,517 (collateralized by various FHLMC/FNMA obligations, ranging in par value $3,541,860- $15,481,000, 4.500%-6.581%, 02/01/11-12/01/39, with total market value $52,734,001)	51,700	51,700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.120%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $42,800,428 (collateralized by various FHLMC obligations, ranging in par value $10,520,000-$32,500,000, 4.500%-6.000%, 11/01/18- 06/01/36, with total market value $43,656,994)	$42,800	$42,800

Total Repurchase Agreements (Cost $94,500) ($ Thousands)		94,500

Total Investments — 117.6% (Cost $439,352) ($ Thousands)		$443,304

Futures — A summary of the open futures contracts held by the Fund at January 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(191)	Mar-2010	$228
U.S. 2-Year Treasury Note	311	Mar-2010	120
U.S. 5-Year Treasury Note	(230)	Mar-2010	(56)

			$292

Percentages are based on Net Assets of $377,088 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$185,656	$—	$185,656
U.S. Government Agency Obligations	—	124,221	—	124,221
U.S. Treasury Obligations	—	38,927	—	38,927
Repurchase Agreements	—	94,500	—	94,500

Total	$—	$443,304	$—	$443,304

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$292	$—	$—	$292

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	SEI Daily Income Trust / Annual Report / January 31, 2010

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 58.6%

Agency Mortgage-Backed Obligations — 58.6%
FHLMC
6.500%, 01/01/18 to 12/01/32	$363	$399
6.000%, 09/01/24	1,146	1,241
5.500%, 06/01/19 to 12/01/20	703	757
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	289	307
FHLMC REMIC, Ser 165, Cl K
6.500%, 09/15/21	14	14
FHLMC REMIC, Ser 2586, Cl NK
3.500%, 08/15/16	64	66
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	284	294
FHLMC REMIC, Ser 2622, Cl PE
4.500%, 05/15/18	2,780	2,930
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	626	637
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	182	187
FHLMC REMIC, Ser 2748, Cl LE
4.500%, 12/15/17	865	910
FHLMC REMIC, Ser 2802, Cl PF
0.688%, 09/15/33 (A)	966	961
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	1,300	1,370
FNMA
9.500%, 05/01/18	32	35
6.500%, 03/01/33 to 11/01/38	2,941	3,183
6.450%, 10/01/18	603	677
6.150%, 04/01/11	141	146
6.000%, 02/01/23	895	965
5.931%, 02/01/12	566	606
5.920%, 06/01/14	486	542
5.680%, 06/01/17	568	629
5.626%, 12/01/11	1,573	1,672
5.034%, 08/01/15	383	412
5.016%, 02/01/13	195	206
4.771%, 09/01/15	1,285	1,368
3.790%, 07/01/13	1,078	1,122
FNMA TBA
6.000%, 02/01/36	1,700	1,818
5.500%, 02/01/19 to 02/01/38	5,700	6,072
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	304	328

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	$1,000	$1,040
FNMA REMIC, Ser 2004-27, Cl HN
4.000%, 05/25/16	42	42
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	835	826
FNMA REMIC, Ser 2006-72, Cl FY
0.651%, 08/25/36 (A)	2,206	2,173
FNMA REMIC, Ser 2006-79, Cl DF
0.581%, 08/25/36 (A)	635	628
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	1,215	1,301
GNMA
8.750%, 07/20/17 to 07/20/17	9	10
8.500%, 11/20/16 to 08/20/17	56	61
7.500%, 11/15/25 to 09/15/36	136	151
6.000%, 09/15/24	759	818

Total Mortgage-Backed Securities (Cost $35,725) ($ Thousands)		36,904

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%
FHLMC
5.750%, 01/15/12	2,215	2,418
2.125%, 09/21/12	2,000	2,040
3.750%, 03/27/19	2,012	1,996
FNMA
2.750%, 03/13/14	7,050	7,196
3.000%, 09/16/14	4,200	4,291

Total U.S. Government Agency Obligations (Cost $17,623) ($ Thousands)		17,941

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Inflation Protected Security
2.000%, 04/15/12	3,000	3,362
U.S. Treasury Notes
1.375%, 10/15/12	800	803
2.250%, 05/31/14 (B)	900	908

Total U.S. Treasury Obligations (Cost $5,023) ($ Thousands)		5,073

ASSET-BACKED SECURITY — 1.6%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	966	1,024

Total Asset-Backed Security (Cost $966) ($ Thousands)		1,024

SEI Daily Income Trust / Annual Report / January 31, 2010	21

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund (Concluded)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (C) — 15.1%
BNP Paribas 0.120%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $9,500,095 (collateralized by various FNMA/GNMA obligations, ranging in par value $936,414-$9,146,000, 4.500%-6.590%, 02/01/11-04/20/24, with total market value $9,690,001)	$9,500	$9,500

Total Repurchase Agreement (Cost $9,500) ($ Thousands)		9,500

Total Investments — 111.9% (Cost $68,837) ($ Thousands)		$70,442

Futures — A summary of the open futures contracts held by the Fund at January 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(16)	Mar-2010	$26
U.S. 2-Year Treasury Note	(44)	Mar-2010	(20)
U.S. 5-Year Treasury Note	223	Mar-2010	(109)

			$(103)

Percentages are based on Net Assets of $62,977 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl	— Class

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

REMIC	— Real Estate Mortgage Investment Conduit

Ser	— Series

TBA	— To Be Announced

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$36,904	$—	$36,904
U.S. Government Agency Obligations	—	17,941	—	17,941
U.S. Treasury Obligations	—	5,073	—	5,073
Asset-Backed Security	—	1,024	—	1,024
Repurchase Agreement	—	9,500	—	9,500

Total	$—	$70,442	$—	$70,442

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(103)	$—	$—	$(103)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	SEI Daily Income Trust / Annual Report / January 31, 2010

SCHEDULE OF INVESTMENTS

GNMA Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.0%

Agency Mortgage-Backed Obligations — 98.0%
FHLMC REMIC, Ser 3279, IO
6.197%, 02/15/37 (A)	$6,304	$774
FHLMC REMIC, Ser 3309, IO
6.217%, 04/15/37 (A)	5,333	633
FNMA
8.000%, 09/01/14 to 09/01/28	198	225
7.000%, 08/01/29 to 09/01/32	396	438
6.500%, 09/01/32	199	217
FNMA TBA
6.000%, 02/01/36	20,300	21,711
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	38	42
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	73	81
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,500	1,640
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.179%, 03/25/37 (A)	13,507	1,715
GNMA
10.000%, 05/15/16 to 04/15/20	25	28
9.500%, 11/15/16 to 11/15/20	69	79
9.000%, 12/15/17 to 05/15/22	184	208
8.500%, 10/15/16 to 06/15/17	52	59
8.000%, 04/15/17 to 03/15/32	735	841
7.750%, 10/15/26	45	51
7.500%, 02/15/27 to 05/15/36	814	905
7.250%, 01/15/28	155	174
7.000%, 04/15/19 to 06/20/38	7,121	7,878
6.750%, 11/15/27	49	55
6.500%, 09/15/10 to 02/20/39	14,027	15,159
6.000%, 07/15/24 to 10/15/39	24,312	25,994
5.500%, 10/15/32 to 10/15/39 (B)	22,117	23,516
5.000%, 04/15/33 to 09/15/38 (B)	24,499	25,689
4.500%, 08/15/33 to 02/15/39	5,040	5,126
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	1,055	1,140
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	6,194	592
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.017%, 09/16/35 (A)	3,041	439
GNMA, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	2,840
GNMA TBA
6.000%, 02/15/35	3,500	3,737
5.500%, 02/15/34	21,475	22,727
4.500%, 02/15/39 to 02/15/40	29,850	30,242

Total Mortgage-Backed Securities (Cost $187,719) ($ Thousands)		194,955

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 40.7%
Credit Suisse 0.120%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $46,400,464 (collateralized by various FHLMC obligations, ranging in par value $4,000-$31,105,000, 4.500%-6.000%, 12/01/32- 08/01/38, with total market value $47,331,138)	$46,400	$46,400
UBS 0.110%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $34,500,316 (collateralized by various FNMA obligations, ranging in par value $14,128,938- $25,855,000, 4.000%-6.000%, 08/01/24-11/01/38, with total market value $35,192,396)	34,500	34,500

Total Repurchase Agreements (Cost $80,900) ($ Thousands)		80,900

Total Investments — 138.7% (Cost $268,619) ($ Thousands)		$275,855

Futures — A summary of the open futures contracts held by the Fund at January 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	160	Mar-2010	$(259)
U.S. 2-Year Treasury Note	(33)	Mar-2010	(15)
U.S. 5-Year Treasury Note	(31)	Mar-2010	12
U.S. Long Treasury Bond	37	Mar-2010	(104)

			$(366)

SEI Daily Income Trust / Annual Report / January 31, 2010	23

SCHEDULE OF INVESTMENTS

GNMA Fund (Concluded)

January 31, 2010

Percentages are based on Net Assets of $198,914 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$194,955	$—	$194,955
Repurchase Agreement	—	80,900	—	80,900

Total	$—	$275,855	$—	$275,855

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(366)	$—	$—	$(366)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	SEI Daily Income Trust / Annual Report / January 31, 2010

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 33.0%

Banks — 8.2%
ANZ National International
2.375%, 12/21/12 (A)	$815	$818
Bank of Nova Scotia
2.250%, 01/22/13	1,065	1,075
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	800	803
BNP Paribas
2.125%, 12/21/12	1,300	1,309
Calyon
0.281%, 02/26/10 (B)	1,500	1,500
Citibank
0.251%, 07/12/11 (B)	680	680
1.250%, 09/22/11	1,250	1,259
Comerica Bank
0.331%, 05/10/10 (B)	1,000	998
Deutsche Bank
2.375%, 01/11/13	750	751
ING Bank
2.650%, 01/14/13 (A)	1,250	1,255
Intesa Sanpaolo
2.375%, 12/21/12	1,500	1,504
National Australia Bank
0.261%, 01/27/11 (A) (B)	790	790
2.500%, 01/08/13 (A)	1,250	1,253
PNC Funding
0.531%, 06/22/11 (B)	1,180	1,185
Santander US Debt Unipersonal
0.649%, 10/21/11 (A) (B)	1,650	1,652
Wachovia
0.374%, 03/15/11 (B)	1,750	1,750
Wells Fargo
0.474%, 06/15/12 (B)	1,250	1,258
Westpac Banking
2.250%, 11/19/12	1,120	1,121

		20,961

Consumer Products — 2.4%
CVS Caremark
0.556%, 06/01/10 (B)	865	865
Dell
3.375%, 06/15/12	350	364

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hewlett-Packard
1.306%, 05/27/11 (B)	$585	$593
President and Fellows of Harvard College
3.700%, 04/01/13	1,325	1,405
Procter & Gamble MTN
0.437%, 03/09/10 (B)	685	685
Procter & Gamble
0.285%, 05/07/10 (B)	605	605
1.350%, 08/26/11	1,250	1,263
Staples
7.750%, 04/01/11	350	376

		6,156

Financial Services — 5.6%
American Express Credit MTN
1.631%, 05/27/10 (B)	1,750	1,757
Bank of America
7.800%, 02/15/10	594	595
2.100%, 04/30/12	1,500	1,529
Caterpillar Financial Services MTN
1.900%, 12/17/12	835	838
Citigroup
2.125%, 04/30/12	150	153
General Electric Capital
0.339%, 04/28/11 (B)	1,250	1,249
0.253%, 12/21/12 (B)	5,750	5,755
GMAC
2.200%, 12/19/12	600	610
0.253%, 12/19/12 (B)	1,750	1,753
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	290	291

		14,530

Food, Beverage & Tobacco — 1.4%
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12 (A)	1,250	1,290
Dr Pepper Snapple Group
1.700%, 12/21/11	1,000	1,005
PepsiCo
0.281%, 07/15/11 (B)	1,250	1,250

		3,545

Health Care — 0.8%
Merck
1.875%, 06/30/11	1,010	1,022
Pfizer
4.450%, 03/15/12	1,000	1,065

		2,087

Industrials — 0.5%
Boeing
1.875%, 11/20/12	725	731
Continental Airlines
0.607%, 06/02/13 (B)	750	596

		1,327

SEI Daily Income Trust / Annual Report / January 31, 2010	25

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund (Continued)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Insurance — 3.4%
MBIA Insurance
14.000%, 01/15/33 (A) (B)	$1,000	$480
Metropolitan Life Global Funding I
2.157%, 06/10/11 (A) (B)	965	983
Metropolitan Life Global Funding I MTN
1.001%, 06/25/10 (A) (B)	2,225	2,230
Monumental Global Funding III
0.451%, 01/15/14 (A) (B)	1,900	1,721
New York Life Global Funding
0.379%, 06/16/11 (A) (B)	1,250	1,244
Principal Life Income Funding Trusts
0.433%, 11/15/10 (B)	750	749
Prudential Financial MTN
2.750%, 01/14/13	1,250	1,252

		8,659

Investment Banker/Broker Dealer — 6.2%
BlackRock
2.250%, 12/10/12	1,000	1,004
Citigroup Funding
0.198%, 05/05/11 (B)	1,960	1,960
Goldman Sachs Group
1.625%, 07/15/11	1,600	1,621
3.250%, 06/15/12	2,500	2,618
JPMorgan Chase
3.125%, 12/01/11	1,250	1,300
0.501%, 12/26/12 (B)	375	378
Merrill Lynch MTN
4.250%, 02/08/10	1,600	1,601
Morgan Stanley, Ser G
0.549%, 01/09/14 (B)	1,000	960
Morgan Stanley
2.000%, 09/22/11	2,200	2,246
0.554%, 02/10/12 (B)	1,200	1,208
UBS MTN
2.750%, 01/08/13	1,000	1,003

		15,899

Security And Commodity Brokers — 0.4%
Genworth Global Funding Trusts, Ser 2007-B
0.412%, 05/15/12 (B)	1,200	1,137

Sovereign — 0.9%
Province of Ontario Canada
0.717%, 05/22/12 (B)	1,060	1,070
Republic of Austria MTN
2.000%, 11/15/12 (A)	1,115	1,123

		2,193

Telephones & Telecommunication — 1.6%
AT&T
0.378%, 02/05/10 (B)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cellco Partnership
2.869%, 05/20/11 (B)	$795	$821
5.250%, 02/01/12	785	841
Deutsche Telekom International Finance
8.500%, 06/15/10	1,500	1,542

		4,204

Utilities — 1.6%
Dominion Resources
1.303%, 06/17/10 (B)	1,640	1,646
Pacific Gas & Electric
1.206%, 06/10/10 (B)	895	898
Southern
0.649%, 10/21/11 (B)	1,500	1,508

		4,052

Total Corporate Obligations (Cost $84,821) ($ Thousands)		84,750

ASSET-BACKED SECURITIES — 30.5%

Automotive — 15.4%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (A)	435	443
AmeriCredit Automobile Receivables Trust, Ser 2006-AF, Cl A4
5.640%, 09/06/13	804	828
AmeriCredit Automobile Receivables Trust, Ser 2005-DA, Cl A4
5.020%, 11/06/12	460	471
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A3A
5.420%, 05/07/12	677	687
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A2
2.260%, 05/15/12	1,750	1,765
Avis Budget Rental Car Funding , Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	615	643
Bank of America Auto Trust, Ser 2009- 1A, Cl A2
1.700%, 12/15/11 (A)	1,250	1,256
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (A)	1,015	1,015
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	726	735
Capital One Auto Finance Trust, Ser 2005-C, Cl A4A
4.710%, 06/15/12	1,185	1,191
Capital One Auto Finance Trust, Ser 2006-A, Cl A4
0.243%, 12/15/12 (B)	1,322	1,311

26	SEI Daily Income Trust / Annual Report / January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	$773	$788
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4
4.940%, 07/15/12	435	442
Carmax Auto Owner Trust, Ser 2008-2, Cl A2A
4.060%, 09/15/11	660	668
Carmax Auto Owner Trust, Ser 2006-2, Cl A4
5.140%, 11/15/11	948	970
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	1,750	1,842
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A2
1.850%, 06/15/11	420	423
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	1,500	1,502
Daimler Chrysler Auto Trust, Ser 2006- C, Cl A4
4.980%, 11/08/11	1,265	1,276
Daimler Chrysler Auto Trust, Ser 2008- B, Cl A2B
1.162%, 07/08/11 (B)	480	481
Daimler Chrysler Auto Trust, Ser 2007- A, Cl A3A
5.000%, 02/08/12	1,000	1,016
Ford Credit Auto Lease Trust, Ser 2010-A, Cl A2
1.040%, 03/15/13 (A)	1,200	1,200
Ford Credit Auto Owner Trust, Ser 2006-A, Cl A4
5.070%, 12/15/10	173	173
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3A
5.150%, 11/15/11	480	490
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A2
1.210%, 01/15/12	560	562
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A2
2.460%, 11/15/11	400	402
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.733%, 05/15/13 (B)	1,500	1,537
Ford Credit Auto Owner Trust, Ser 2006-B, Cl A4
5.250%, 09/15/11	983	1,002
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A3A
3.960%, 04/15/12	1,274	1,296

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3
1.510%, 01/15/14	$1,185	$1,187
Ford Credit Auto Owner Trust, Ser 2008-B, Cl A2
1.433%, 12/15/10 (B)	63	63
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	1,200	1,254
Hertz Vehicle Financing LLC, Ser 2009- 2A, Cl A1
4.260%, 03/25/14 (A)	785	805
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2
1.500%, 08/15/11	315	316
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	1,280	1,288
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	425	431
Hyundai Auto Receivables Trust, Ser 2008-A, Cl A2
4.160%, 05/16/11	634	638
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	597	607
Hyundai Auto Receivables Trust, Ser 2006-A, Cl A4
5.260%, 11/15/12	681	683
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A2
0.830%, 03/15/12	680	681
Nissan Auto Receivables Owner Trust, Ser 2006-A, Cl A3
4.460%, 04/16/12	1,886	1,931
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A3
3.890%, 08/15/11	375	379
USAA Auto Owner Trust, Ser 2008-1, Cl A3
4.160%, 04/16/12	571	580
USAA Auto Owner Trust, Ser 2009-1, Cl A2
2.640%, 08/15/11	299	301
USAA Auto Owner Trust, Ser 2007-2, Cl A3
4.900%, 02/15/12	452	457
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	390	390
Wachovia Auto Loan Owner Trust, Ser 2006-1, Cl A4
5.080%, 04/20/12 (A)	494	500

SEI Daily Income Trust / Annual Report / January 31, 2010	27

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund (Continued)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wachovia Auto Owner Trust, Ser 2008- A, Cl A2A
4.090%, 05/20/11	$259	$260
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	455	455

		39,621

Credit Card — 7.6%
American Express Issuance Trust, Ser 2005-1, Cl A
0.263%, 08/15/11 (B)	1,200	1,199
American Express Issuance Trust, Ser 2007-1, Cl A
0.433%, 09/15/11 (B)	715	715
Bank of America Credit Card Trust, Ser 2008-A9, Cl A9
4.070%, 07/16/12	1,000	1,002
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.233%, 03/16/15 (A) (B)	1,500	1,530
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.533%, 11/15/14 (B)	1,200	1,165
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.333%, 04/15/13 (B)	1,000	1,003
Capital One Multi-Asset Execution Trust, Ser 2007-C3, Cl C3
0.523%, 04/15/13 (B)	1,500	1,492
Chase Issuance Trust, Ser 2009-A5, Cl A5
1.033%, 06/15/12 (B)	1,500	1,504
Chase Issuance Trust, Ser 2008-A9, Cl A9
4.260%, 05/15/13	1,200	1,252
Discover Card Master Trust, Ser 2009- A2, Cl A
1.533%, 02/17/15 (B)	1,600	1,632
Discover Card Master Trust, Ser 2008- A2, Cl A2
1.233%, 09/17/12 (B)	2,750	2,752
Discover Card Master Trust, Ser 2008- A3, Cl A3
5.100%, 10/15/13	810	850
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.533%, 12/15/14 (B)	2,085	2,107
Washington Mutual Master Note Trust, Ser 2006-C2A, Cl C2
0.733%, 08/15/15 (A) (B)	1,300	1,280

		19,483

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miscellaneous Business Services — 5.9%
ACAS Business Loan Trust, Ser 2007- 1A, Cl C
1.123%, 08/16/19 (A) (B)	$1,271	$343
ACAS Business Loan Trust, Ser 2005- 1A, Cl A1
0.499%, 07/25/19 (A) (B)	719	632
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.476%, 01/18/21 (A) (B)	1,126	954
Capital Source Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.441%, 09/20/22 (A) (B)	631	586
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.781%, 08/22/16 (A) (B)	494	203
Caterpillar Financial Asset Trust, Ser 2008-A, Cl A2A
4.090%, 12/27/10	3	3
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
0.521%, 10/25/36 (B)	1,325	137
Colts Trust, Ser 2006-2A, Cl A
0.533%, 12/20/18 (A) (B)	1,607	1,414
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.421%, 06/25/36 (B)	414	343
Credit-Based Asset Servicing and Securitization , Ser 2006-16A, Cl A
0.572%, 09/06/41 (A) (B)	1,418	71
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2007-FF1, Cl M2
0.491%, 01/25/38 (B)	1,250	3
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.882%, 12/15/14 (A) (B)	795	799
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.483%, 06/15/13 (B)	1,440	1,412
Franklin CLO, Ser 2003-4A, Cl A
0.803%, 09/20/15 (A) (B)	314	298
GE Commercial Loan Trust, Ser 2006- 3, Cl C
0.801%, 01/19/17 (A)(B)	642	51
GE Dealer Floorplan Master Note Trust, Ser 2007-2, Cl A
0.241%, 07/20/12 (B)	600	598
GE Equipment Small Ticket LLC, Ser 2005-2A, Cl A4
5.010%, 06/22/15 (A)	728	729
GMAC Mortgage Loan Trust, Ser 2006- HE4, Cl A2
0.411%, 12/25/36 (B)	1,371	671

28	SEI Daily Income Trust / Annual Report / January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JP Morgan Mortgage Acquisition, Ser 2007-CH5, Cl M1
0.501%, 05/25/37 (B)	$2,000	$74
Katonah CLO, Ser 2005-7A, Cl B
0.692%, 11/15/17 (A) (B)	1,200	972
Lambda Finance, Ser 2005-1A, Cl B3
0.642%, 11/15/29 (A)(B)	840	735
Long Beach Mortgage Loan Trust, Ser 2006-6, Cl 2A3
0.381%, 07/25/36 (B)	1,190	426
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.551%, 03/22/21 (A)(B)	1,000	770
Marlin Leasing Receivables LLC, Ser 2005-1A, Cl B
5.090%, 08/15/12 (A)	3	3
Merritt Funding Trust CLO, Ser 2005- 2A, Cl B
0.951%, 07/15/15 (A) (B)	541	298
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.431%, 12/25/35 (B)	474	431
Sierra Receivables Funding, Ser 2009- 2A, Cl NT
4.520%, 08/20/26 (A)	463	464
Sierra Receivables Funding, Ser 2007- 2A, Cl A2
1.231%, 09/20/19 (A) (B)	375	316
Sierra Receivables Funding, Ser 2009- 1A, Cl A1
9.790%, 12/22/25 (A)	375	389
William Street Funding, Ser 2006-1, Cl A
0.479%, 01/23/12 (A) (B)	1,260	1,194

		15,319

Mortgage Related — 1.6%
ACE Securities, Ser 2006-CW1, Cl A2C
0.371%, 07/25/36 (B)	895	455
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.341%, 10/25/36 (B)	1,416	1,380
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE11, Cl A2
0.481%, 11/25/35 (B)	104	99
Morgan Stanley Home Equity Loans, Ser 2005-4, Cl A2B
0.451%, 09/25/35 (B)	55	54
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.831%, 06/25/33 (B)	116	84
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	305	110
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.441%, 12/25/35 (B)	733	596

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A1
5.900%, 03/25/37 (C)	$467	$457
Option One Mortgage Loan Trust, Ser 2006-1, Cl 2A2
0.361%, 01/25/36 (B)	26	26
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.351%, 02/25/38 (B)	281	274
Residential Asset Securities, Ser 2006- EMX6, Cl A3
0.381%, 07/25/36 (B)	1,005	514

		4,049

Total Asset-Backed Securities (Cost $89,838) ($ Thousands)		78,472

MORTGAGE-BACKED SECURITIES — 25.7%

Agency Mortgage-Backed Obligations — 6.9%
FHLMC (B)
3.195%, 02/01/22	982	1,001
3.181%, 02/01/30	609	621
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	187	199
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	579	599
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	666	678
FNMA TBA
4.000%, 03/01/20	3,000	3,082
FNMA
6.000%, 01/01/27	1,282	1,382
5.000%, 01/01/19	2,254	2,402
4.500%, 06/01/18 to 04/01/19	3,813	4,021
3.966%, 09/01/24 (B)	188	194
3.851%, 09/01/24 (B)	481	491
3.609%, 11/01/25 (B)	77	80
3.186%, 11/01/23 (B)	374	382
3.083%, 01/01/29 (B)	65	66
3.037%, 05/01/28 (B)	622	626
2.764%, 11/01/21 (B)	112	113
FNMA REMIC, Ser 1993-220, Cl FA
0.850%, 11/25/13 (B)	82	81
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	161	173
FNMA REMIC, Ser 2001-33, Cl FA
0.681%, 07/25/31 (B)	207	206
FNMA REMIC, Ser 2002-63, Cl QF
0.531%, 04/25/29 (B)	13	13
FNMA REMIC, Ser 2002-64, Cl FG
0.483%, 10/18/32 (B)	127	126
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	1,225	1,295

		17,831

SEI Daily Income Trust / Annual Report / January 31, 2010	29

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund (Continued)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 18.8%
Banc of America Funding, Ser 2005-F, Cl 4A1
5.286%, 09/20/35 (B)	$710	$515
Banc of America Funding, Ser 2006-D, Cl 3A1
5.493%, 05/20/36 (B)	848	670
Banc of America Large Loan, Ser 2007- BMB1, Cl A1
0.743%, 08/15/29 (A) (B)	583	505
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
4.439%, 02/25/35 (B)	1,073	936
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.982%, 07/25/35 (B)	1,955	1,716
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
4.787%, 09/25/35 (B)	612	513
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.076%, 11/25/35 (B)	218	175
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.541%, 02/25/36 (B)	460	288
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
5.080%, 06/25/35 (B)	651	511
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
5.258%, 08/25/35 (B)	1,020	752
Bear Stearns Commercial Mortgage Securities, Ser 2000-WF2, Cl A2
7.320%, 10/15/32 (B)	1,362	1,383
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	1,596	1,653
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.443%, 08/15/21 (A) (B)	510	360
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.183%, 04/15/22 (A) (B)	550	34
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.466%, 09/25/34 (B)	320	284
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.620%, 03/25/36 (B)	860	658
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	953	828
Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.771%, 02/25/35 (B)	108	75

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.501%, 03/25/35 (B)	$178	$120
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
5.351%, 02/20/36 (B)	836	605
Crusade Global Trust, Ser 2003-1, Cl A
0.451%, 01/17/34 (B)	303	302
Crusade Global Trust, Ser 2004-1, Cl A1
0.401%, 01/16/35 (B)	85	84
CS First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	1,410	1,452
DLJ Commercial Mortgage, Ser 2000- CKP1, Cl A1B
7.180%, 11/10/33	884	899
First Horizon Asset Securities, Ser 2005-2, Cl 1A1
5.500%, 05/25/35	299	299
Fosse Master Issuer PLC, Ser 2007-1A, Cl C2
0.801%, 10/18/54 (A) (B)	1,305	1,254
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
0.801%, 10/19/16 (A) (B)	334	104
GMAC Commercial Mortgage Securities, Ser 2000-C3, Cl A2
6.957%, 09/15/35	962	987
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
5.196%, 11/19/35 (B)	990	802
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
4.069%, 07/25/35 (B)	1,246	839
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
5.156%, 01/25/36 (B)	1,570	1,258
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
5.750%, 05/25/47 (B)	1,233	899
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.991%, 01/25/35 (B)	296	203
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.491%, 04/25/35 (B)	329	202
Impac CMB Trust, Ser 2005-3, Cl A1
0.471%, 08/25/35 (B)	298	193
Impac CMB Trust, Ser 2005-5, Cl A1
0.551%, 08/25/35 (B)	241	149
Impac CMB Trust, Ser 2005-8, Cl 1A
0.491%, 02/25/36 (B)	767	396
Interstar Millennium Trust, Ser 2004- 2G, Cl A
0.654%, 03/14/36 (B)	153	148

30	SEI Daily Income Trust / Annual Report / January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JP Morgan Mortgage Trust, Ser 2005- A6, Cl 7A1
4.959%, 08/25/35 (B)	$762	$643
JP Morgan Mortgage Trust, Ser 2007- A3, Cl 1A1
5.366%, 05/25/37 (B)	1,040	726
Master Adjustable Rate Mortgages Trust, Ser 2004-12, Cl 5A1
4.083%, 10/25/34 (B)	168	134
Medallion Trust, Ser 2004-1G, Cl A1
0.392%, 05/25/35 (B)	130	128
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
4.258%, 02/25/35 (B)	1,954	1,755
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.501%, 04/25/35 (B)	340	201
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	1,277	937
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.513%, 06/25/37 (B)	1,243	881
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.511%, 01/25/30 (B)	95	71
MLCC Mortgage Investors, Ser 2004- HB1, Cl A1
0.591%, 04/25/29 (B)	141	108
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.461%, 03/25/30 (B)	122	91
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.267%, 02/25/36 (B)	577	497
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4
6.660%, 02/15/33	390	401
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	1,120	1,171
Morgan Stanley Dean Witter Capital I, Ser 200-LIF2, Cl A2
7.200%, 10/15/33	747	760
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.491%, 05/25/35 (B)	246	176
MortgageIT Trust, Ser 2005-3, Cl A1
0.531%, 08/25/35 (B)	834	592
MortgageIT Trust, Ser 2005-4, Cl A1
0.511%, 10/25/35 (B)	1,128	741
MortgageIT Trust, Ser 2005-5, Cl A1
0.491%, 12/25/35 (B)	1,068	746
Paragon Mortgages PLC, Ser 12A, Cl A2C
0.383%, 11/15/38 (A) (B)	332	249

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Paragon Mortgages PLC, Ser 15A, Cl A2C
0.364%, 12/15/39 (A) (B)	$784	$638
Permanent Master Issuer PLC, Ser 2010-1A CI 1A
1.394%, 07/15/42 (A) (B)	960	960
Prima, Ser 2006-1, Cl A1
5.417%, 12/28/48	724	616
Puma Finance, Ser S1, Cl A
0.675%, 08/09/35 (A) (B)	116	111
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
5.301%, 11/25/35 (B)	605	465
Residential Funding Mortgage Securities I, Ser 2007-SA2, Cl 2A2
5.651%, 04/25/37 (B)	803	562
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.738%, 07/27/37 (B)	1,098	774
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.501%, 01/20/35 (B)	119	99
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.461%, 02/20/35 (B)	119	98
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
5.282%, 03/25/37 (B)	1,423	1,157
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.935%, 01/25/35 (B)	726	658
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (B)	611	575
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
4.081%, 10/25/35 (B)	982	891
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
5.000%, 10/25/35 (B)	1,637	1,524
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
4.338%, 04/25/35 (B)	532	492
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
5.605%, 07/25/36 (B)	1,347	996
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	964	748
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
5.541%, 04/25/36 (B)	954	750
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
5.095%, 03/25/36 (B)	1,140	951

SEI Daily Income Trust / Annual Report / January 31, 2010	31

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund (Concluded)

January 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.240%, 04/25/36 (B)	$1,212	$1,010
Westpac Securitisation Trust, Ser 2005- 1G, Cl A1
0.319%, 03/23/36 (B)	197	193

		48,327

Total Mortgage-Backed Securities (Cost $76,382) ($ Thousands)		66,158

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
FHLB
0.850%, 01/20/11	2,000	2,008
1.375%, 05/16/11	2,500	2,524
2.250%, 04/13/12	1,000	1,023
FNMA
1.750%, 03/23/11	5,000	5,070
1.375%, 04/28/11	2,335	2,358

Total U.S. Government Agency Obligations (Cost $12,840) ($ Thousands)		12,983

U.S. TREASURY OBLIGATION — 4.3%
U.S. Treasury Inflation Protected Security
0.875%, 04/15/10	9,668	11,079

Total U.S. Treasury Obligation (Cost $11,043) ($ Thousands)		11,079

MUNICIPAL BONDS — 1.0%

California — 0.5%
Alameda County, Ser B, RB
3.100%, 12/01/11	1,500	1,400

New Jersey — 0.5%
New Jersey Economic Development Authority, Ser B, RB
5.226%, 02/15/10	1,305	1,304

Total Municipal Bonds (Cost $2,720) ($ Thousands)		2,704

REPURCHASE AGREEMENT (D) — 1.2%
BNP Paribas 0.120%, dated 01/29/10, to be repurchased on 02/01/10, repurchase price $3,000,030 (collateralized by various FNMA/GNMA obligations, ranging in par value $200,588-$1,600,556, 4.000%-4.500%, 04/20/24- 08/01/39, with total market value $3,060,000)	3,000	3,000

Total Repurchase Agreement (Cost $3,000) ($ Thousands)		3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Total Investments — 100.7%
(Cost $280,644)($ Thousands)		$259,146

Futures — A summary of the open futures contracts held by the Fund at January 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(144)	Mar-2010	$(305)
U.S. 2-Year Treasury Note	4	Mar-2010	5
U.S. 5-Year Treasury Note	149	Mar-2010	248
U.S. Long Treasury Bond	(27)	Mar-2010	(49)

			$(101)

Percentages are based on Net Assets of $257,238 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2010. The coupon on a step bond changes on a specific date.

(D)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$84,750	$—	$84,750
Asset-Backed Securities
Automotive	—	39,621	—	39,621
Credit Card	—	19,483	—	19,483
Miscellaneous Business Services	—	12,760	2,559	15,319
Mortgage Related	—	4,049	—	4,049
Mortgage-Backed Securities	—	66,158	—	66,158
U.S. Government Agency Obligations	—	12,983	—	12,983
U.S. Treasury Obligation	—	11,079	—	11,079
Municipal Bonds	—	2,704	—	2,704
Repurchase Agreement	—	3,000	—	3,000

Total	$—	$256,587	$2,559	$259,146

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(101)	$—	—	$(101)

32	SEI Daily Income Trust / Annual Report / January 31, 2010

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Asset-Backed Securities
Beginning balance as of February 1, 2009	$1,139
Change in unrealized appreciation/(depreciation)	349
Accrued discounts/premiums	—
Amortization sold	—
Realized gain/(loss)	(1)
Net purchases/sales	(147)
Net transfer in and/or out of Level 3	1,219

Ending balance as of January 31, 2010	$2,559

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$349

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2010	33

Statements of Assets and Liabilities ($ Thousands)

For the year ended January 31, 2010

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$322,153		$535,259		$1,445,303		$2,883,668
Repurchase agreements†	59,788		854,543		—		633,975
Cash	2		—		1		5
Receivable for administration	—		4		14		—
Receivable for investment securities sold	—		—		—		—
Interest receivable	132		2,889		2,340		1,111
Receivable for fund shares sold	—		—		—		—
Receivable for variation margin	—		—		—		—
Prepaid expenses	27		92		90		185
Total Assets	382,102		1,392,787		1,447,748		3,518,944
LIABILITIES:
Payable for investment securities purchased	—		49,954		14,995		17,998
Income distribution payable	13		21		21		166
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Shareholder servicing fees payable	13		7		1		8
Administration fees payable	19		—		—		266
Investment advisory fees payable	27		100		99		245
Chief Compliance Officer fees payable	1		2		2		6
Trustees’ fees payable	1		4		4		9
Accrued expense payable	19		64		62		147
Total Liabilities	93		50,152		15,184		18,845
Net Assets	$382,009		$1,342,635		$1,432,564		$3,500,099
† Cost of investments and repurchase agreements	381,941		1,389,802		1,445,303		3,517,643
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$382,004		$1,342,726		$1,432,576		$3,500,216
Undistributed net investment income (Distributions in excess of net investment income)	(1)		—		—		—
Accumulated net realized gain/(loss) on investments and futures contracts	6		(91)		(12)		(117)
Net unrealized appreciation/(depreciation) on investments	—		—		—		—
Net unrealized appreciation/(depreciation) on futures contracts	—		—		—		—
Net Assets	$382,009		$1,342,635		$1,432,564		$3,500,099
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	($228,375,141 ÷ 228,405,337 shares	)	($825,341,444 ÷ 825,387,878 shares	)	($1,280,351,900 ÷ 1,280,430,177 shares	)	($3,158,830,483 ÷ 3,159,470,594 shares	)(1)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	($51,141,861 ÷ 51,149,751 shares	)	($427,711,244 ÷ 427,732,129 shares	)	($146,959,965 ÷ 146,993,728 shares	)	($182,593,018 ÷ 182,456,639 shares	)(1)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	($74,046,595 ÷ 74,058,721 shares	)	($59,564,628 ÷ 59,589,991 shares	)	($5,251,868 ÷ 5,251,203 shares	)	($95,092,283 ÷ 94,685,574 shares	)(1)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							($31,796,696 ÷ 31,757,337 shares	)(1)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	($28,445,321 ÷ 28,417,257 shares	)	($30,018,134 ÷ 30,022,102 shares	)			($31,786,804 ÷ 31,846,318 shares	)(1)

(1)	See Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Annual Report / January 31, 2010

Treasury Fund		Treasury II Fund		Short-Duration Government Fund		Intermediate-Duration Government Fund		GNMA Fund	Ultra Short Bond Fund

$236,671		$609,278		$348,804		$60,942		$194,955	$256,146
405,984		—		94,500		9,500		80,900	3,000
414		—		500		54		42	436
10		36		—		—		—	—
—		—		7,491		1,489		—	13
1,653		890		1,560		317		587	727
—		—		15,912		12		568	4,761
—		—		50		66		97	44
47		39		25		4		11	7
644,779		610,243		468,842		72,384		277,160	265,134

—		—		91,012		9,318		77,802	6,537
13		3		54		16		124	65
—		—		372		25		184	1,114
—		—		153		16		15	84
2		—		—		—		42	—
—		—		103		18		40	58
44		47		26		5		16	14
1		1		1		—		—	—
2		2		—		—		—	1
34		29		33		9		23	23
96		82		91,754		9,407		78,246	7,896
$644,683		$610,161		$377,088		$62,977		$198,914	$257,238
642,655		609,278		439,352		68,837		268,619	280,644

$644,776		$610,167		$371,499		$60,746		$197,667	$287,915
—		—		4		—		(6)	(2)
(93)		(6)		1,341		729		(5,617)	(9,076)
—		—		3,952		1,605		7,236	(21,498)
—		—		292		(103)		(366)	(101)
$644,683		$610,161		$377,088		$62,977		$198,914	$257,238
$1.00		$1.00		$10.52		$11.24		$10.28	$9.24
($295,694,790 ÷ 295,731,618 shares	)	($436,276,181 ÷ 436,438,104 shares	)	($377,088,069 ÷ 35,833,253 shares	)	($62,976,547 ÷ 5,601,801 shares	)	($198,913,882 ÷ 19,346,952 shares )	($257,238,206 ÷ 27,841,532 shares )
$1.00		$1.00		N/A		N/A		N/A	N/A
($184,127,315 ÷ 184,163,333 shares	)	($165,266,429 ÷ 165,255,293 shares	)
$1.00		$1.00		N/A		N/A		N/A	N/A
($26,422,971 ÷ 26,437,134 shares	)	($8,618,830 ÷ 8,621,628 shares	)
N/A		N/A		N/A		N/A		N/A	N/A

$1.00		N/A		N/A		N/A		N/A	N/A
($138,437,522 ÷ 138,443,524 shares	)

SEI Daily Income Trust / Annual Report / January 31, 2010	35

Statements of Operations ($ Thousands)

For the year ended January 31, 2010

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$3,260	$6,701	$5,656	$19,967
Expenses:
Administration Fees	1,811	4,496	3,459	7,555
Shareholder Servicing Fees — Class A Shares	740	2,981	3,956	8,379
Shareholder Servicing Fees — Sweep Class Shares	113	147	—	18
Distribution Fees — Sweep Class Shares	226	73	—	177
Administrative & Shareholder Servicing Fees — Class B Shares	281	1,603	648	628
Administrative & Shareholder Servicing Fees — Class C Shares	569	596	122	1,683
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	266
Investment Advisory Fees	144	498	484	1,080
Trustees’ Fees	15	50	49	98
Chief Compliance Officer Fees	3	10	9	21
Registration Fees	41	114	115	251
Custodian/Wire Agent Fees	39	128	124	254
Treasury Expense	351	468	382	1,345
Pricing Fees	1	4	4	—
Other Expenses	66	211	203	430
Total Expenses	4,400	11,379	9,555	22,185
Less, Waiver of:
Investment Advisory Fees	—	—	—	—
Administration fees	(1,155)	(2,189)	(1,424)	(1,710)
Shareholder Servicing Fees — Class A Shares	(740)	(2,981)	(3,956)	(8,379)
Administrative & Shareholder Servicing Fees — Class B Shares	(101)	(1,180)	(518)	(329)
Administrative & Shareholder Servicing Fees — Class C Shares	(287)	(480)	(104)	(1,159)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(107)
Distribution Fees — Sweep Class Shares	(213)	(192)	—	(211)
Net Expenses	1,904	4,357	3,553	10,290
Net Investment Income	1,356	2,344	2,103	9,677
Net Realized and Unrealized Gain (Loss) on/from:
Investments	24	—	3	(95,330)
Payment by Affiliate*	—	—	—	152,452
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	92,494
Affiliated Investment	—	—	—	(150,858)
Futures Contracts	—	—	—	—
Net Increase in Net Assets from Operations	$1,380	$2,344	$2,106	$8,435
*	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Annual Report / January 31, 2010

Treasury Fund	Treasury II Fund	Short-Duration Government Fund	Intermediate-Duration Government Fund	GNMA Fund	Ultra Short Bond Fund

$2,438	$1,271	$6,835	$2,513	$7,237	$7,575

2,315	1,892	955	263	611	856
1,129	1,392	682	188	477	611
367	—	—	—	—	—
734	—	—	—	—	—
967	662	—	—	—	—
224	58	—	—	—	—
—	—	—	—	—	—
250	214	267	73	187	245
26	21	—	2	4	5
5	4	1	—	1	1
69	53	13	5	8	17
65	52	16	2	12	16
159	71	—	—	—	—
2	1	73	23	50	51
109	87	32	11	19	26
6,421	4,507	2,039	567	1,369	1,828

—	—	(32)	(1)	—	(84)
(1,292)	(1,451)	(15)	(2)	(167)	(203)
(1,129)	(1,392)	(682)	(166)	—	(611)
(912)	(662)	—	—	—	—
(217)	(58)	—	—	—	—

(1,081)	—	—	—	—	—
1,790	944	1,310	398	1,202	930
648	327	5,525	2,115	6,035	6,645

—	11	6,212	2,104	4,443	(3,118)
—	—	—	—	—	—
—	—	(713)	777	569	751

—	—	1,449	389	4,230	24,490
—	—	—	—	—	—
—	—	467	(506)	(287)	(603)
$648	$338	$12,940	$4,879	$14,990	$28,165

SEI Daily Income Trust / Annual Report / January 31, 2010	37

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Money Market Fund		Government Fund
	2010	2009	2010	2009
Operations:
Net Investment Income	$1,356	$18,597	$2,344	$34,534
Net Realized Gain (Loss) on Investments	24	(6,625)	—	9
Payment by Affiliate*	—	6,574	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investment	—	2,861	—	—
Net Increase in Net Assets Resulting from Operations	1,380	21,407	2,344	34,543
Dividends to Shareholders:
Net Investment Income
Class A	(998)	(9,185)	(1,868)	(24,900)
Class B	(171)	(3,068)	(378)	(6,616)
Class C	(108)	(4,369)	(78)	(2,538)
Class H	—	—	—	—
Sweep Class	(34)	(1,984)	(20)	(480)
Total Dividends	(1,311)	(18,606)	(2,344)	(34,534)
Capital Share Transactions (All at $1.00 per share):
Class A:
Proceeds from Shares Issued	1,417,263	1,901,662	5,295,538	5,981,532
Reinvestment of Dividends & Distributions	554	5,470	1,136	16,138
Cost of Shares Redeemed	(1,530,684)	(1,968,247)	(5,997,875)	(5,502,747)
Increase (Decrease) in Net Assets from Class A Transactions	(112,867)	(61,115)	(701,201)	494,923
Class B:
Proceeds from Shares Issued	465,220	674,343	1,707,234	1,940,587
Reinvestment of Dividends & Distributions	13	315	317	4,761
Cost of Shares Redeemed	(535,025)	(720,832)	(1,903,745)	(1,519,037)
Increase (Decrease) in Net Assets from Class B Transactions	(69,792)	(46,174)	(196,194)	426,311
Class C:
Proceeds from Shares Issued	637,283	960,510	548,752	559,348
Reinvestment of Dividends & Distributions	6	166	—	—
Cost of Shares Redeemed	(722,091)	(1,062,248)	(642,202)	(560,578)
Increase (Decrease) in Net Assets from Class C Transactions	(84,802)	(101,572)	(93,450)	(1,230)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Decrease in Net Assets from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	350,692	533,994	370,174	429,120
Reinvestment of Dividends & Distributions	—	—	7	43
Cost of Shares Redeemed	(390,432)	(599,457)	(385,316)	(412,243)
Increase (Decrease) in Net Assets from Sweep Class Transactions	(39,740)	(65,463)	(15,135)	16,920
Increase (Decrease) in Net Assets from Capital Share Transactions	(307,201)	(274,324)	(1,005,980)	936,924
Total Increase (Decrease) in Net Assets	(307,132)	(271,523)	(1,005,980)	936,933
Net Assets:
Beginning of Year	689,141	960,664	2,348,615	1,411,682
End of Year	$382,009	$689,141	$1,342,635	$2,348,615
Undistributed Distributions in Excess of Net Investment Income	$(1)	$(46)	$—	$—
*	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Annual Report / January 31, 2010

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2010	2009	2010	2009	2010	2009	2010	2009

$2,103	$32,492	$9,677	$121,620	$648	$15,408	$327	$6,683
3	16	(95,330)	(64,872)	—	—	11	14
—	—	152,452	—	—	—	—	—
—	—	(58,364)	72,844	—	—	—	—
2,106	32,508	8,435	129,592	648	15,408	338	6,697

(1,957)	(28,023)	(6,871)	(96,337)	(331)	(7,469)	(229)	(5,274)
(130)	(3,807)	(163)	(7,370)	(202)	(5,961)	(93)	(1,349)
(16)	(662)	(229)	(10,268)	(29)	(960)	(5)	(60)
—	—	(24)	(1,431)	—	—	—	—
—	—	(10)	(837)	(86)	(1,018)	—	—
(2,103)	(32,492)	(7,297)	(116,243)	(648)	(15,408)	(327)	(6,683)

4,465,711	4,216,167	15,271,504	20,904,381	18,103,049	19,984,359	1,489,228	2,788,233
171	2,310	2,690	23,064	162	2,558	128	1,600
(5,235,768)	(3,522,616)	(15,912,304)	(20,881,600)	(18,380,423)	(20,024,455)	(1,741,901)	(2,617,194)
(769,886)	695,861	(638,110)	45,845	(277,212)	(37,538)	(252,545)	172,639

863,663	889,367	1,089,815	2,111,294	1,353,051	2,538,926	537,529	1,055,747
87	1,367	73	2,778	80	2,858	42	471
(959,122)	(799,304)	(1,254,167)	(2,244,412)	(1,656,257)	(2,816,033)	(735,546)	(802,368)
(95,372)	91,430	(164,279)	(130,340)	(303,126)	(274,249)	(197,975)	253,850

74,849	121,329	2,405,551	3,319,590	509,512	977,573	73,252	161,148
—	—	122	3,901	1	24	—	4
(101,059)	(133,406)	(2,778,522)	(3,499,746)	(555,893)	(1,049,713)	(77,997)	(155,042)
(26,210)	(12,077)	(372,849)	(176,255)	(46,380)	(72,116)	(4,745)	6,110

N/A	N/A	50,778	143,780	N/A	N/A	N/A	N/A
N/A	N/A	10	1,431	N/A	N/A	N/A	N/A
N/A	N/A	(77,298)	(168,137)	N/A	N/A	N/A	N/A
N/A	N/A	(26,510)	(22,926)	N/A	N/A	N/A	N/A

N/A	N/A	275,288	412,431	376,096	811,013	N/A	N/A
N/A	N/A	10	214	—	—	N/A	N/A
N/A	N/A	(300,625)	(412,009)	(444,377)	(716,148)	N/A	N/A
N/A	N/A	(25,327)	636	(68,281)	94,865	N/A	N/A
(891,468)	775,214	(1,227,075)	(283,040)	(694,999)	(289,038)	(455,265)	432,599
(891,465)	775,230	(1,225,937)	(269,691)	(694,999)	(289,038)	(455,254)	432,613

2,324,029	1,548,799	4,726,036	4,995,727	1,339,682	1,628,720	1,065,415	632,802
$1,432,564	$2,324,029	$3,500,099	$4,726,036	$644,683	$1,339,682	$610,161	$1,065,415
$—	$—	$—	$(902)	$—	$—	$—	$—

SEI Daily Income Trust / Annual Report / January 31, 2010	39

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Short-Duration Government Fund
	2010	2009
Operations:
Net Investment Income	$5,525	$6,720
Net Realized Gain (Loss) on Investments and Futures Contracts	5,499	3,091
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	1,916	(45)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,940	9,766
Dividends and Distributions to Shareholders:
Net Investment Income	(5,907)	(6,868)
Net Capital Gains	—	—
Total Dividends and Distributions	(5,907)	(6,868)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	426,624	314,910
Reinvestment of Dividends & Distributions	5,123	5,581
Cost of Shares Redeemed	(349,756)	(208,217)
Increase (Decrease) in Net Assets from Class A Transactions	81,991	112,274
Net Increase (Decrease) in Net Assets	89,024	115,172
Net Assets:
Beginning of Year	288,064	172,892
End of Year	$377,088	$288,064
Undistributed (Distributions in Excess of) Net Investment Income	$4	$—
Share Transactions:
Class A:
Shares Issued	40,958	31,072
Reinvestment of Distributions	493	548
Shares Redeemed	(33,717)	(20,447)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,734	11,173

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Annual Report / January 31, 2010

Intermediate-Duration Government Fund		GNMA Fund		Ultra Short Bond Fund
2010	2009	2010	2009	2010	2009

$2,115	$2,356	$6,035	$5,429	$6,645	$11,932
2,881	2,881	5,012	1,701	(2,367)	(987)
(117)	191	3,943	810	23,887	(39,795)
4,879	5,428	14,990	7,940	28,165	(28,850)

(2,185)	(2,389)	(6,674)	(5,478)	(6,657)	(11,795)
(2,084)	—	—	—	—	—
(4,269)	(2,389)	(6,674)	(5,478)	(6,657)	(11,795)

61,301	108,145	151,825	181,448	219,652	304,138
3,587	2,060	4,651	3,048	5,869	11,302
(94,546)	(71,591)	(126,517)	(141,143)	(196,872)	(477,077)
(29,658)	38,614	29,959	43,353	28,649	(161,637)
(29,048)	41,653	38,275	45,815	50,157	(202,282)

92,025	50,372	160,639	114,824	207,081	409,363
$62,977	$92,025	$198,914	$160,639	$257,238	$207,081
$—	$(2)	$(6)	$(9)	$(2)	$(4)

5,419	9,983	15,143	18,854	25,121	32,955
317	190	461	317	666	1,227
(8,350)	(6,640)	(12,589)	(14,766)	(22,293)	(52,091)
(2,614)	3,533	3,015	4,405	3,494	(17,909)

SEI Daily Income Trust / Annual Report / January 31, 2010	41

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.31%	$228,375	0.24	%*	0.70%	0.35%
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	(0.02)	1.00	2.45 ††	341,204	0.20	*	0.64	2.46
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.23	401,174	0.18		0.63	5.13
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.07	623,314	0.18		0.63	4.97
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.30	392,207	0.18		0.62	3.25
Class B
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.15%	$51,142	0.44	%*(2)	0.76%	0.19%
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	(0.02)	1.00	2.15 ††	120,925	0.50	*	0.70	2.19
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.92	166,627	0.48		0.68	4.82
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.76	148,053	0.48		0.68	4.61
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.99	123,851	0.48		0.67	2.98
Class C
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.08%	$74,047	0.49	%*(2)	0.95%	0.10%
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	(0.02)	1.00	1.94 ††	158,833	0.70	*	0.89	2.00
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.71	259,640	0.68		0.88	4.61
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.55	243,944	0.68		0.88	4.48
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.78	232,072	0.68		0.87	2.83
Sweep Class
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.07%	$28,445	0.52	%*(2)	1.20%	0.08%
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	(0.02)	1.00	1.69 ††	68,179	0.95	*	1.14	1.79
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45	133,223	0.93		1.13	4.35
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.29	91,087	0.93		1.13	4.19
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.53	113,107	0.93		1.12	2.60
Government Fund
Class A
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.14%	$825,341	0.20	%*	0.57%	0.16%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.15	1,526,541	0.22	*	0.54	2.06
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.98	1,031,612	0.20		0.53	4.79
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.97	507,735	0.20		0.54	4.88
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.21	467,445	0.20		0.53	3.23
Class B
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.07%	$427,711	0.28	%*(2)	0.62%	0.07%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.84	623,905	0.52	*	0.60	1.62
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.67	197,593	0.50		0.58	4.53
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.66	122,674	0.50		0.59	4.57
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.90	122,025	0.50		0.58	2.84
Class C
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.06%	$59,565	0.31	%*(2)	0.82%	0.07%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.64	153,015	0.71	*(2)	0.79	1.65
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.46	154,244	0.70		0.78	4.35
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45	137,375	0.70		0.79	4.37
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.70	129,416	0.70		0.78	2.74
Sweep Class
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.06%	$30,018	0.30	%*(2)	1.07%	0.07%
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.39	45,154	0.96	*(2)	1.04	1.34
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.20	28,233	0.95		1.03	4.06
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.19	15,077	0.95		1.04	4.07
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.44	26,361	0.95		1.03	2.43
Government II Fund
Class A
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.11%	$1,280,352	0.19	%*	0.52%	0.12%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.10	2,050,235	0.21	*	0.50	1.99
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.97	1,354,361	0.20		0.48	4.81
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.96	680,219	0.20		0.49	4.86
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.18	576,242	0.20		0.48	3.18

Amounts	designated as “—” are $0 or have been rounded to $0.
*	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.
(1)	Per share calculations were performed using average shares.
(2)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	Amount represents less than $0.01 per share.

The	accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Annual Report / January 31, 2010

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund (continued)
Class B
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.06%		$146,960	0.25	%*	0.56%	0.06%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.79		242,332	0.51	*	0.54	1.80
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.66		150,900	0.50		0.53	4.53
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64		140,930	0.50		0.54	4.56
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.87		168,616	0.50		0.53	2.80
Class C
2010	$1.00	$—	$—	$—	$—	$— (3)	$— (3)	$1.00	0.06%		$5,252	0.28	%*(2)	0.77%	0.06%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.60		31,462	0.70	*(2)	0.74	1.63
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45		43,538	0.70		0.73	4.05
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.44		4,089	0.70		0.74	4.38
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.67		4,457	0.70		0.73	2.39
Prime Obligation Fund
Class A
2010	$1.00	$—	$(0.04)	$0.04	$—	$— (3)	$— (3)	$1.00	0.20	%††	$3,158,830	0.23	%*	0.53%	0.26%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.37		3,796,102	0.22	*	0.50	2.42
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.21		3,740,714	0.20		0.48	5.10
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.06		3,382,051	0.20		0.49	4.96
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.28		2,957,074	0.20		0.48	3.26
Class B
2010	$1.00	$—	$(0.04)	$0.04	$—	$— (3)	$— (3)	$1.00	0.07	%††	$182,593	0.38	%*(2)	0.58%	0.15%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.06		346,741	0.51	*	0.55	2.17
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.90		475,700	0.50		0.53	4.82
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.74		715,879	0.50		0.54	4.65
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.98		625,831	0.50		0.53	2.88
Class C
2010	$1.00	$—	$(0.04)	$0.04	$—	$— (3)	$— (3)	$1.00	0.06	%††	$95,092	0.39	%*(2)	0.78%	0.14%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.86		467,782	0.71	*	0.75	2.04
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.69		641,977	0.70		0.73	4.60
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.53		780,951	0.70		0.74	4.45
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.77		779,625	0.70		0.73	2.76
Class H
2010	$1.00	$—	$(0.04)	$0.04	$—	$— (3)	$— (3)	$1.00	0.02	%††	$31,797	0.43	%*(2)	0.71%	0.09%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.93		58,276	0.64	*	0.67	2.11
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.76		80,958	0.63		0.66	4.65
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.61		65,512	0.63		0.67	4.55
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.84		36,006	0.63		0.66	2.81
Sweep Class
2010	$1.00	$—	$(0.04)	$0.04	$—	$— (3)	$— (3)	$1.00	0.06	%††	$31,787	0.39	%*(2)	1.03%	0.14%
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.62		57,135	0.95	*(2)	1.00	1.54
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.43		56,378	0.95		0.98	4.34
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.27		47,991	0.95		0.99	4.20
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.51		45,130	0.95		0.98	2.53

Amounts	designated as “—” are $0 or have been rounded to $0.
*	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.
(1)	Per share calculations were performed using average shares.
(2)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	Amount represents less than $0.01 per share.

The	accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2010	43

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2010	$1.00	$—	$—	$—	$—	$— (2)	$— (2)	$1.00	0.07%	$295,695	0.17	%*	0.56%	0.07%
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.27	572,906	0.19	*	0.55	1.18
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	610,451	0.20		0.53	4.36
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.95	287,595	0.20		0.54	4.87
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.13	208,097	0.20		0.53	3.05
Class B
2010	$1.00	$—	$—	$—	$—	$— (2)	$— (2)	$1.00	0.06%	$184,127	0.20	%*(3)	0.61%	0.06%
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.06	487,254	0.40	*(3)	0.59	1.12
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.33	761,497	0.50		0.58	4.07
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	359,090	0.50		0.59	4.58
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.82	239,461	0.50		0.58	2.81
Class C
2010	$1.00	$—	$—	$—	$—	$— (2)	$— (2)	$1.00	0.06%	$26,423	0.20	%*(3)	0.81%	0.06%
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.93	72,803	0.53	*(3)	0.80	0.98
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.12	144,919	0.70		0.78	4.00
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.43	100,928	0.70		0.79	4.34
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.62	113,403	0.70		0.78	2.70
Sweep Class
2010	$1.00	$—	$—	$—	$—	$— (2)	$— (2)	$1.00	0.06%	$138,438	0.18	%*(3)	1.06%	0.06%
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.77	206,719	0.61	*(3)	1.05	0.67
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.86	111,853	0.95		1.03	3.74
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.17	97,004	0.95		1.04	4.11
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.36	83,570	0.95		1.03	2.35
Treasury II Fund
Class A
2010	$1.00	$—	$—	$—	$—	$— (2)	$— (2)	$1.00	0.04%	$436,276	0.12	%*	0.55%	0.04%
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.05	688,813	0.20	*	0.54	0.87
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.11	516,164	0.21		0.53	3.72
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.62	181,976	0.25		0.53	4.50
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.85	178,480	0.25		0.53	2.78
Class B
2010	$1.00	$—	$—	$—	$—	$— (2)	$— (2)	$1.00	0.04%	$165,266	0.12	%*(3)	0.60%	0.04%
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.82	363,238	0.39	*(3)	0.59	0.58
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.81	109,384	0.51		0.58	3.54
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.31	51,984	0.55		0.58	4.18
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.54	70,593	0.55		0.58	2.50
Class C
2010	$1.00	$—	$—	$—	$—	$— (2)	$— (2)	$1.00	0.04%	$8,619	0.12	%*(3)	0.80%	0.04%
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.69	13,364	0.47	*(3)	0.79	0.50
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.59	7,254	0.72		0.79	3.71
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.10	20,267	0.75		0.78	4.04
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.33	2,602	0.75		0.78	2.03

Amounts	designated as “—” are $0 or have been rounded to $0.
*	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share calculations were performed using average shares.
(2)	Amount represents less than $0.01 per share.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.

The	accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Annual Report / January 31, 2010

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Short-Duration Government Fund
Class A
2010	$10.25	$0.21	$0.29	$0.50	$(0.23)	$—	$(0.23)	$10.52	4.94%	$377,088	0.48%	0.75%	2.02%	347%
2009	10.21	0.36	0.04	0.40	(0.36)	—	(0.36)	10.25	4.05	288,064	0.48	0.74	3.53	693
2008	9.95	0.46	0.28	0.74	(0.48)	—	(0.48)	10.21	7.65	172,892	0.45	0.76	4.63	266
2007	10.02	0.42	(0.04)	0.38	(0.45)	—	(0.45)	9.95	3.84	115,462	0.45	0.78	4.19	210
2006	10.19	0.32	(0.13)	0.19	(0.36)	—	(0.36)	10.02	1.93	155,512	0.45	0.75	3.15	162
Intermediate-Duration Government Fund
Class A
2010	$11.20	$0.32	$0.41	$0.73	$(0.32)	$(0.37)	$(0.69)	$11.24	6.61%	$62,977	0.53%	0.76%	2.82%	213%
2009	10.76	0.38	0.44	0.82	(0.38)	—	(0.38)	11.20	7.85	92,025	0.53	0.74	3.48	641
2008	10.13	0.45	0.63	1.08	(0.45)	—	(0.45)	10.76	10.97	50,372	0.50	0.75	4.34	234
2007	10.21	0.42	(0.06)	0.36	(0.44)	—	(0.44)	10.13	3.64	46,635	0.50	0.78	4.17	200
2006	10.50	0.36	(0.26)	0.10	(0.39)	—	(0.39)	10.21	0.94	85,873	0.50	0.73	3.46	151
GNMA Fund
Class A
2010	$9.84	$0.32	$0.47	$0.79	$(0.35)	$—	$(0.35)	$10.28	8.18%	$198,914	0.63%	0.72%	3.16%	533%
2009	9.63	0.40	0.21	0.61	(0.40)	—	(0.40)	9.84	6.51	160,639	0.63	0.71	4.08	474
2008	9.34	0.45	0.30	0.75	(0.46)	—	(0.46)	9.63	8.31	114,824	0.60	0.72	4.82	271
2007	9.48	0.44	(0.11)	0.33	(0.47)	—	(0.47)	9.34	3.65	143,711	0.60	0.74	4.72	105
2006	9.71	0.41	(0.16)	0.25	(0.48)	—	(0.48)	9.48	2.60	166,324	0.60	0.71	4.26	97
Ultra Short Bond Fund
Class A
2010	$8.51	$0.24	$0.73	$0.97	$(0.24)	$—	$(0.24)	$9.24	11.58%	$257,238	0.38%	0.75%	2.72%	73%
2009	9.69	0.32	(1.18)	(0.86)	(0.32)	—	(0.32)	8.51	(9.00)	207,081	0.38	0.75	3.50	99
2008	9.97	0.48	(0.28)	0.20	(0.48)	—	(0.48)	9.69	2.06	409,363	0.35	1.28	4.87	54
2007	9.95	0.45	0.03	0.48	(0.46)	—	(0.46)	9.97	4.88	238,820	0.35	0.76	4.51	40
2006††	10.00	0.32	(0.04)	0.28	(0.33)	—	(0.33)	9.95	2.90	412,217	0.35	0.75	3.22	67

Amounts	designated as “—” are $0 or have been rounded to $0.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.
(1)	Per share calculations were performed using average shares.

The	accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2010	45

Notes to Financial Statements

January 31, 2010

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond (each a “Fund,” collectively the “Fixed Income Funds”). The Money Market Funds, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of January 31, 2010.

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds, except those securities which were covered by the Capital Support Agreement, are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by rule 2a-7 of the 1940 act. Refer to Note 9 for a discussion of the Capital Support Agreement entered into by the Money Market Funds.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fixed Income Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

46	SEI Daily Income Trust / Annual Report / January 31, 2010

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2010, there have been no significant changes to the Trust’s fair value methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Futures Contracts — The Fixed Income Funds’ utilized futures contracts during the year ended January 31, 2010. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt

SEI Daily Income Trust / Annual Report / January 31, 2010	47

Notes to Financial Statements (Continued)

January 31, 2010

instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. There were no swap agreements as of January 31, 2010.

TBA Purchase Commitments — A Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values

48	SEI Daily Income Trust / Annual Report / January 31, 2010

that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At January 31, 2010, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to each Fund on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agent Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund	.33%
Government Fund	.24%
Government II Fund	.19%
Prime Obligation Fund	.19%
Treasury Fund	.24%
Treasury II Fund	.24%
Short-Duration Government Fund	.35%
Intermediate-Duration Government Fund	.35%
GNMA Fund	.32%
Ultra Short Bond Fund	.35%

However, the Administrator and SEI Investments Management Corporation (the “Adviser”) have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds’ daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund
Class A	.18	%(1)	.20	%(3)	.20	%(2)	.20	%(2)	.20	%(2)
Class B	.48	%(1)	.50	%(3)	.50	%(2)	.50	%(2)	.50	%(2)
Class C	.68	%(1)	.70	%(3)	.70	%(2)	.70	%(2)	.70	%(2)
Class H	N/A		N/A		N/A		.63	%(1)	N/A
Sweep Class	.93	%(1)	.95	%(1)	*		.95	%(1)	.95	%(1)

	Treasury II Fund		Short- Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund		Ultra Short Bond Fund
Class A	.20	%(2)	.48	%(4)	.53	%(4)	.63	%(4)	.38	%(4)
Class B	.50	%(2)	N/A		N/A		N/A		N/A
Class C	.70	%(2)	N/A		N/A		N/A		N/A
Class H	N/A		N/A		N/A		N/A		N/A
Sweep Class	*		N/A		N/A		N/A		N/A

*	Class not currently operational.
(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2010, to be changed only by Board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2010, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.
(4)	Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds were .45%, .50%, .60% and .35%, respectively.

Temporary Guarantee Program — On September 18, 2008 the U.S. Treasury Department (the “Treasury”) commenced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Trust’s Board of Trustees approved the participation of the below listed Funds in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury offered funds participating in the Program an extension until September 18, 2009.

Under the Program, the Treasury guaranteed the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share (NAV) falls below $0.995. The Program did not protect investors who were not shareholders of a participating fund after September 18, 2008. The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.

In connection with the Program’s extension period from May 1, 2009 through September 18, 2009, participation in the Program was as follows:

Continued to Participate in the Program Through September 18, 2009:

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

SEI Daily Income Trust / Annual Report / January 31, 2010	49

Notes to Financial Statements (Continued)

January 31, 2010

Did not Participate in the Program after April 30, 2009:

Treasury Fund

Treasury II Fund

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Money Market Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%
Government Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%
Government II Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Prime Obligation Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Class H	.25%	.18%	—
Sweep Class	.25%	—	.50%
Treasury Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%
Treasury II Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Short-Duration Government Fund
Class A	.25%	—	—
Intermediate-Duration Government Fund
Class A	.25%	—	—
GNMA Fund
Class A	.25%	—	—
Ultra Short Bond Fund
Class A	.25%	—	—

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statement of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the year ended January 31, 2010 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$13
Class B	101	3
Class C	287	6
Sweep Class	213	2
Government Fund
Class A	—	276
Class B	1,180	130
Class C	480	23
Sweep Class	192	7
Government II Fund
Class A	—	552
Class B	518	77
Class C	104	5
Prime Obligation Fund
Class A	—	1
Class B	329	—
Class C	1,159	—
Class H	107	—
Sweep Class	211	—
Treasury Fund
Class A	—	192
Class B	912	116
Class C	217	17
Sweep Class	1,081	68
Treasury II Fund
Class A	—	503
Class B	662	197
Class C	58	10

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Capital Support Agreement — The Prime Obligation Fund and the Money Market Fund entered into a Capital Support Agreement with SEI Investments Company (“SEI”). Please see Note 9 for more information.

Other Affiliated Transactions — During the fiscal year ended January 31, 2009, an affiliate of the Adviser purchased from the Money Market Fund all of the notes issued by Cheyne Finance, LLC

50	SEI Daily Income Trust / Annual Report / January 31, 2010

(“Cheyne”) and Gryphon Funding Limited (“Gryphon”) that were held by the Fund. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction. The transaction is deemed as “Payment by Affiliate” in the amount of $6,574 ($ Thousands).

During the fiscal year ended January 31, 2010, an affiliate of the Adviser purchased from the Prime Obligation Fund all of the notes issued by Cheyne Finance, LLC, Gryphon Funding Limited and Stanfield Victoria Finance Limited that were held by the Prime Obligation Fund. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction. The transaction is deemed as “Payment by Affiliate” on the Statement of Operations, in the amount of $152,452 ($ Thousands).

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

The Adviser serves as each Fund’s investment adviser and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. Effective January 1, 2010, for its services, the Adviser receives an annual fee equal to 0.07% of each of the Money Market Funds’ net assets. Prior to January 1, 2010, for its services, the Adviser received an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee was calculated based on the combined assets of the Money Market Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee was calculated based on the combined assets of these Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Bond Fund. The fee was calculated based on the net assets of the Ultra Short Bond Fund.

Pursuant to the “manager of managers” structure, the Board of Trustees approved Columbia Management Advisors, LLC as each Money Market Fund’s investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Money Market Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by the Adviser.

Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fixed Income Fund. For its services to the Fixed Income Funds, Wellington LLP is entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the year ended January 31, 2010, were as follows for the Fixed Income Funds:

	Short- Duration Government Fund ($ Thousands)	Intermediate- Duration Government Fund ($ Thousands)	GNMA Fund ($ Thousands)	Ultra Short Bond Fund ($ Thousands)
Purchases
U.S. Government	$951,319	$157,199	$987,106	$49,946
Other	27,438	1,311	—	66,504
Sales
U.S. Government	$872,554	$184,316	$957,853	$44,982
Other	41,743	7,055	315	61,427

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to market discount reclassification and tax treatment of paydown gain (loss) on mortgage and asset-backed securities. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the year ended January 31, 2010:

	Paid-in Capital ($ Thousands)	Undistributed Net Investment Income ($ Thousands)	Accumulated Net Realized Gain (Loss) ($ Thousands)
Money Market Fund	$(5)	—	$5
Prime Obligation Fund	—	(1,478)	1,478
Short-Duration Government Fund	—	386	(386)
Intermediate-Duration Government Fund	—	72	(72)
GNMA Fund	—	642	(642)
Ultra Short Bond Fund	—	14	(14)

SEI Daily Income Trust / Annual Report / January 31, 2010	51

Notes to Financial Statements (Continued)

January 31, 2010

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2010	$1,311	$—	$1,311
	2009	18,606	—	18,606
Government Fund	2010	2,344	—	2,344
	2009	34,534	—	34,534
Government II Fund	2010	2,103	—	2,103
	2009	32,492	—	32,492
Prime Obligation Fund	2010	7,297	—	7,297
	2009	116,243	—	116,243
Treasury Fund	2010	648	—	648
	2009	15,408	—	15,408
Treasury II Fund	2010	327	—	327
	2009	6,683	—	6,683
Short-Duration Government Fund	2010	5,907	—	5,907
	2009	6,868	—	6,868
Intermediate-Duration Government Fund	2010	3,570	699	4,269
	2009	2,389	—	2,389
GNMA Fund	2010	6,674	—	6,674
	2009	5,478	—	5,478
Ultra Short Bond Fund	2010	6,657	—	6,657
	2009	11,795	—	11,795

As of January 31, 2010, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Total Accumulated Losses ($ Thousands)
Money Market Fund	$26	$—	$—	$—	$(21)	$—	$5
Government Fund	51	—	(91)	—	(51)	—	(91)
Government II Fund	26	—	(12)	—	(26)	—	(12)
Prime Obligation Fund	228	—	(117)	—	(228)	—	(117)
Treasury Fund	20	—	(93)	—	(20)	—	(93)
Treasury II Fund	5	—	(6)	—	(5)	—	(6)
Short-Duration Government Fund	2,001	—	—	—	(364)	3,952	5,589
Intermediate-Duration Government Fund	619	126	—	—	(119)	1,605	2,231
GNMA Fund	411	—	(5,973)	—	(416)	7,225	1,247
Ultra Short Bond Fund	506	—	(8,899)	(278)	(508)	(21,498)	(30,677)

Amounts designated as “—” are $0 or have been rounded to $0.

At January 31, 2010, the following Funds had capital loss carry-forwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration Date
Government Fund	$1	1/31/11
	54	1/31/13
	4	1/31/14
	32	1/13/16
Government II Fund	12	1/31/16
Prime Obligation Fund	117	1/31/17
Treasury Fund	65	1/31/12
	1	1/31/13
	22	1/31/14
	5	1/31/15
Treasury II Fund	2	1/31/14
	4	1/31/16

	Amount ($ Thousands)	Expiration Date
GNMA Fund	$3,098	1/31/12
	1,119	1/31/13
	6	1/31/14
	1,552	1/31/15
	198	1/31/16
Ultra Short Bond Fund	557	1/31/11
	442	1/31/12
	1,020	1/31/13
	1,045	1/31/14
	1,716	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18

52	SEI Daily Income Trust / Annual Report / January 31, 2010

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2010, the Money Market Fund, Government II Fund, Prime Obligation Fund, Treasury II Fund, Short-Duration Government Fund and GNMA Fund utilized, $17,667, $3,064, $60,925,000, $10,779, $2,812,144 and $4,085,867, respectively, of capital loss carryforwards to offset capital gains.

During the year ended January 31, 2010, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2010, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Prime Obligation Fund and Fixed Income Funds at January 31, 2010, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Short-Duration Government Fund	$439,352	$4,428	$(476)	$3,952
Intermediate-Duration Government Fund	68,837	1,681	(76)	1,605
GNMA Fund	268,630	7,675	(450)	7,225
Ultra Short Bond Fund	280,644	2,132	(23,630)	(21,498)

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax is required in the Fund’s financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in FIN 48. SEI Investment Company (“SEI”), which is the parent company of the Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the year ended January 31, 2010. Accordingly, no provision for taxes is required. The Fund’s federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations.

7. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. OTHER

The Board of Trustees approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. This Fund experienced excess tracking error due to the impact of rounding on this Fund’s net asset value (“NAV”). The reverse share split resulted in a higher NAV for this Fund, thus decreasing the level of tracking error resulting from NAV rounding. The per share information included in the financial highlights for all periods prior to the reverse share split have been adjusted to properly reflect the effects of the reverse share spilt on a retroactive basis.

9. CAPITAL SUPPORT AGREEMENT

The Prime Obligation and Money Market Fund each entered into a Capital Support Agreement with SEI, an affiliate of the Adviser, on November 8, 2007. As of September 30, 2008, the Money Market Fund no longer held any structured investment vehicle (“SIV”) securities and the Capital Support Agreement with the Money Market Fund lapsed.

On November 5, 2008, the Prime Obligation Fund entered into an Amended and Restated Capital Support Agreement (the “Amended CSA”) with SEI which extended the termination date under the original Capital Support Agreement with the Prime Obligation Fund to November 6, 2009. The Amended CSA provides that if the Prime Obligation Fund realizes payments or sales proceeds from the ultimate disposition of any of the specified SIV securities which are less than its amortized cost, SEI will be required to provide capital to the Prime Obligation Fund equal to the amount by which the amortized cost of the specified SIV security exceeds the amount realized from the sale or other disposition of such security. In March 2009, SEI purchased at amortized cost from the Prime Obligation Fund certain of the SIV securities held by that Fund, thereby reducing the amount of specified SIV securities held in that Fund.

In September 2009, SEI purchased from the Prime Obligation Fund the notes issued by Stanfield Victoria Funding LLC (“Stanfield”) that were held by the Fund. As a result of SEI’s purchase, there was no loss incurred by the Prime Obligation Fund on this transaction. This

SEI Daily Income Trust / Annual Report / January 31, 2010	53

Notes to Financial Statements (Concluded)

January 31, 2010

transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Stanfield was not an Eligible Security at the time of the transaction. Since the Fund held no Eligible Notes as of September 28, 2009, the Capital Support Agreement with the Fund terminated as of that date.

10. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures

about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2010.

54	SEI Daily Income Trust / Annual Report / January 31, 2010

SEI DAILY INCOME TRUST — JANUARY 31, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of SEI Daily Income Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprising the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Short Duration Government Fund, Intermediate Duration Government Fund, GNMA Fund, and Ultra Short Bond Fund, (collectively the “Funds”), as of January 31, 2010, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Daily Income Trust as of January 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania April 1, 2010

SEI Daily Income Trust / Annual Report / January 31, 2010	55

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of February 28, 2010.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive, Oaks, PA 19456 69 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
James M. Storey One Freedom Valley Drive, Oaks, PA 19456 78 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987- December 1993.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P. member of the independent review committee for SEI’s Canadian registered mutual funds.

*Messrs.	Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]Each

trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]The

Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

56	SEI Daily Income Trust / Annual Report / January 31, 2010

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 63 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	81	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 52 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	81	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	81	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Trustee	since 2007	Private Investor since 1994.	81	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	81	Director of Colonial BancGroup, Inc. and
					St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 39 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005.	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A

SEI Daily Income Trust / Annual Report / January 31, 2010	57

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 39 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 33 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 29 yrs. old	Privacy Officer	since 2009	Compliance Officer of SEI Investments Company, June 2003-present.	N/A	N/A

[1]Each

trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]The

Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

58	SEI Daily Income Trust / Annual Report / January 31, 2010

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the fund’s gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

SEI Daily Income Trust / Annual Report / January 31, 2010	59

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Annualized Expense Ratios	Expense Paid During Period*
Money Market Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.50	0.22%	$1.11
Class B Shares	1,000.00	1,000.30	0.28	1.41
Class C Shares	1,000.00	1,000.30	0.28	1.41
Sweep Class Shares	1,000.00	1,000.30	0.28	1.41
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.10	0.22%	$1.12
Class B Shares	1,000.00	1,023.79	0.28	1.43
Class C Shares	1,000.00	1,023.79	0.28	1.43
Sweep Class Shares	1,000.00	1,023.79	0.28	1.43
Government Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.20	0.16%	$0.81
Class B Shares	1,000.00	1,000.20	0.16	0.81
Class C Shares	1,000.00	1,000.20	0.17	0.86
Sweep Class Shares	1,000.00	1,000.20	0.16	0.81
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.40	0.16%	$0.82
Class B Shares	1,000.00	1,024.40	0.16	0.82
Class C Shares	1,000.00	1,024.35	0.17	0.87
Sweep Class Shares	1,000.00	1,024.40	0.16	0.82
Government II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.20	0.13%	$0.66
Class B Shares	1,000.00	1,000.20	0.13	0.66
Class C Shares	1,000.00	1,000.20	0.15	0.76
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.55	0.13%	$0.66
Class B Shares	1,000.00	1,024.55	0.13	0.66
Class C Shares	1,000.00	1,024.45	0.15	0.77
Prime Obligation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.60	0.22%	$1.11
Class B Shares	1,000.00	1,000.30	0.27	1.36
Class C Shares	1,000.00	1,000.30	0.28	1.41
Class H Shares	1,000.00	1,000.10	0.32	1.61
Sweep Class Shares	1,000.00	1,000.30	0.27	1.36
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.10	0.22%	$1.12
Class B Shares	1,000.00	1,023.84	0.27	1.38
Class C Shares	1,000.00	1,023.79	0.28	1.43
Class H Shares	1,000.00	1,023.59	0.32	1.63
Sweep Class Shares	1,000.00	1,023.84	0.27	1.38

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Annualized Expense Ratios	Expense Paid During Period*
Treasury Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.20	0.12%	$0.60
Class B Shares	1,000.00	1,000.20	0.12	0.60
Class C Shares	1,000.00	1,000.20	0.12	0.60
Sweep Class Shares	1,000.00	1,000.20	0.12	0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.60	0.12%	$0.61
Class B Shares	1,000.00	1,024.60	0.12	0.61
Class C Shares	1,000.00	1,024.60	0.12	0.61
Sweep Class Shares	1,000.00	1,024.60	0.12	0.61
Treasury II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.10	0.09%	$0.45
Class B Shares	1,000.00	1,000.10	0.09	0.45
Class C Shares	1,000.00	1,000.10	0.09	0.45
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.75	0.09%	$0.46
Class B Shares	1,000.00	1,024.75	0.09	0.46
Class C Shares	1,000.00	1,024.75	0.09	0.46
Short-Duration Government Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,023.30	0.48%	$2.45
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.79	0.48%	$2.45
Intermediate-Duration Government Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,038.80	0.53%	$2.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.53	0.53%	$2.70
GNMA Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,039.50	0.63%	$3.24
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.03	0.63%	$3.21
Ultra Short Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,057.30	0.38%	$1.97
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.29	0.38%	$1.94

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

60	SEI Daily Income Trust / Annual Report / January 31, 2010

Notice to Shareholders (Unaudited)

For Taxpayers filing on a calendar year basis, this notice is for informational purposes only.

For the fiscal year ended January 31, 2010, each Fund is designating long-term capital gains and ordinary income with regard to distributions paid during the year as follows:

Portfolio	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S. Government Interest (1)		Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Money Market Fund	0%	100%	100%	2.16	%*	100%	0%
Government Fund	0%	100%	100%	38.01	%*	100%	0%
Government II Fund	0%	100%	100%	100.00%		100%	0%
Prime Obligation Fund	0%	100%	100%	5.02	%*	100%	0%
Treasury Fund	0%	100%	100%	57.42	%*	100%	0%
Treasury II Fund	0%	100%	100%	100.00%		100%	0%
Short-Duration Government Fund	0%	100%	100%	7.23	%*	84%	0%
Intermediate-Duration Government Fund	16%	84%	100%	3.18	%*	62%	`100%
GNMA Fund	0%	100%	100%	0.01	%*	100%	0%
Ultra Short Bond Fund	0%	100%	100%	4.21	%*	99%	0%

Items (A), (B) and (C) are based on the percentage of the Fund’s total distribution.

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the “*” funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2009.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2009.

Please consult your tax adviser for proper treatment of this information.

SEI Daily Income Trust / Annual Report / January 31, 2010	61

Shareholder Voting Results (Unaudited)

At a special meeting held on September 11, 2009, the shareholders of the Money Market Funds (except the SDIT Government Fund which was adjourned until September 25, 2009), voted on the proposal listed below. The results of the voting were as follows:

Proposal 1: With respect to each fund, to approve an amendment to the Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Fund, that would increase the management fee payable by the Fund to the Advisor for its investment advisory services.

Money Market Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	249,302,016.13	43.28%	82.08%
Against	52,521,157.48	9.11%	17.29%
Abstain	1,897,269.04	0.33%	0.63%

Total	303,720,442.65	52.72%	100.00%

Government Fund (Results shown below for the Government Fund reflect votes and percentages as of the date of the adjourned meeting, September 25, 2009)
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	1,029,023,164.07	51.36%	63.23%
Against	569,508,287.75	28.43%	35.00%
Abstain	28,785,646.88	1.43%	1.77%

Total	1,627,317,098.70	81.22%	100.00%

Government II Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	1,227,988,443.27	66.66%	85.04%
Against	202,193,937.95	10.98%	14.00%
Abstain	13,896,194.03	0.75%	0.96%

Total	1,444,078,575.25	78.39%	100.00%

Prime Obligation Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	1,965,980,573.22	56.48%	96.22%
Against	68,926,687.31	1.98%	3.37%
Abstain	8,284,948.69	0.24%	0.41%

Total	2,043,192,209.22	58.70%	100.00%

Treasury Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	502,162,929.13	50.09%	90.67%
Against	40,317,647.65	4.02%	7.28%
Abstain	11,364,857.95	1.13%	2.05%

Total	553,845,434.73	55.24%	100.00%

Treasury II Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	438,275,484.05	54.42%	93.90%
Against	25,846,681.76	3.21%	5.54%
Abstain	2,635,605.44	0.33%	0.56%

Total	466,757,771.25	57.96%	100.00%

62	SEI Daily Income Trust / Annual Report / January 31, 2010

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-022 (3/10)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Trust.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2010 and 2009 as follows:

		Fiscal 2010			Fiscal 2009
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$173,000	N/A	$0	$174,500	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$269,500	$0	$0	$234,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2010	Fiscal 2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2010 and 2009 were $xxxx and $234,500, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, CEO and President

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, CEO and President

Date: March 31, 2010

By:	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: March 31, 2010